                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-5188
                                  ----------------------------------------------

                AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                         (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  09-30-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP BALANCED FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 60.3%
AEROSPACE & DEFENSE - 1.2%
             7,894  Boeing Co.                                     $     622,447
            20,739  Lockheed Martin Corp.                              1,784,746
                                                                 ---------------
                                                                       2,407,193
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
             1,257  FedEx Corporation                                    136,611
             6,367  United Parcel Service, Inc. Cl B                     458,041
                                                                 ---------------
                                                                         594,652
                                                                 ---------------
AIRLINES(1)
             4,827  Southwest Airlines Co.                                80,419
                                                                 ---------------
AUTO COMPONENTS - 0.1%
            18,392  ArvinMeritor Inc.(2)                                 261,903
                                                                 ---------------
AUTOMOBILES(1)
             1,335  Harley-Davidson, Inc.                                 83,771
                                                                 ---------------
BEVERAGES - 1.6%
            44,134  Coca-Cola Company (The)                            1,971,906
            28,285  Pepsi Bottling Group Inc.                          1,004,118
             4,025  PepsiCo, Inc.                                        262,672
                                                                 ---------------
                                                                       3,238,696
                                                                 ---------------
BIOTECHNOLOGY - 1.4%
            32,703  Amgen Inc.(3)                                      2,339,246
             1,288  Biogen Idec Inc.(3)                                   57,548
             2,961  Cephalon, Inc.(2)(3)                                 182,842
             7,248  ImClone Systems Inc.(2)(3)                           205,263
                                                                 ---------------
                                                                       2,784,899
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
            11,570  USG Corp.(2)(3)                                      544,253
                                                                 ---------------
CAPITAL MARKETS - 4.1%
            14,406  Goldman Sachs Group, Inc. (The)                    2,437,063
            19,424  Lehman Brothers Holdings Inc.                      1,434,657
            25,154  Mellon Financial Corp.                               983,521
            31,645  Morgan Stanley                                     2,307,237
             9,438  Northern Trust Corp.                                 551,462
             5,422  State Street Corp.                                   338,333
                                                                 ---------------
                                                                       8,052,273
                                                                 ---------------
CHEMICALS - 1.2%
            58,957  Celanese Corp., Series A                           1,055,330

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            10,192  Georgia Gulf Corporation(2)                          279,465
            33,109  Lyondell Chemical Co.                                839,975
             5,166  Westlake Chemical Corp.(2)                           165,364
                                                                 ---------------
                                                                       2,340,134
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
             1,078  KeyCorp                                               40,360
             2,241  PNC Financial Services Group                         162,338
             1,357  U.S. Bancorp                                          45,080
            36,189  Wells Fargo & Co.                                  1,309,318
                                                                 ---------------
                                                                       1,557,096
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            10,344  Covanta Holding Corp.(3)                             222,706
             3,414  John H. Harland Company(2)                           124,440
            26,326  Waste Management, Inc.                               965,638
                                                                 ---------------
                                                                       1,312,784
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
            59,241  Cisco Systems Inc.(3)                              1,362,543
             7,226  Motorola, Inc.                                       180,650
                                                                 ---------------
                                                                       1,543,193
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.7%
            81,939  Hewlett-Packard Co.                                3,006,342
             7,041  Lexmark International, Inc. Cl A(3)                  405,984
                                                                 ---------------
                                                                       3,412,326
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.8%
            28,608  Granite Construction Inc.(2)                       1,526,237
                                                                 ---------------
CONSUMER FINANCE - 0.7%
            24,935  American Express Co.                               1,398,355
                                                                 ---------------
CONTAINERS & PACKAGING - 0.5%
            25,763  Temple-Inland Inc.                                 1,033,096
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.3%
            10,923  Apollo Group Inc. Cl A(3)                            537,849
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.2%
            55,498  Bank of America Corp.                              2,973,028
            84,696  Citigroup Inc.                                     4,206,849
            72,027  J.P. Morgan Chase & Co.                            3,382,388

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            26,924  McGraw-Hill
                    Companies, Inc. (The)                              1,562,400
                                                                 ---------------
                                                                      12,124,665
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.3%
            38,114  AT&T Inc.                                          1,240,992
            11,243  BellSouth Corp.                                      480,638
               861  CenturyTel Inc.                                       34,156
            19,585  Verizon Communications Inc.                          727,191
                                                                 ---------------
                                                                       2,482,977
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
             7,878  FirstEnergy Corp.                                    440,065
                                                                 ---------------
ELECTRICAL EQUIPMENT(1)
                62  Acuity Brands Inc.                                     2,815
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(1)
             1,342  Plexus Corp.(3)                                       25,766
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
            62,123  Grey Wolf Inc.(2)(3)                                 414,982
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
            28,180  Kroger Co. (The)                                     652,085
                                                                 ---------------
FOOD PRODUCTS - 1.2%
            18,387  Campbell Soup Co.                                    671,126
             8,035  Delta and Pine Land Company                          325,418
            20,765  General Mills, Inc.                                1,175,298
                88  Seaboard Corp.(2)                                    106,040
                                                                 ---------------
                                                                       2,277,882
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
               460  Alcon Inc.                                            52,670
               768  Baxter International, Inc.                            34,913
            23,846  Becton Dickinson & Co.                             1,685,198
             1,729  Hillenbrand Industries, Inc.(2)                       98,518
                                                                 ---------------
                                                                       1,871,299
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.5%
            24,720  AmerisourceBergen Corp.                            1,117,344
            12,382  Cardinal Health, Inc.                                813,993
            28,783  Humana Inc.(3)                                     1,902,268
            39,499  McKesson Corp.                                     2,082,387
            28,929  Sierra Health Services, Inc.(2)(3)                 1,094,673
            24,734  UnitedHealth Group Incorporated                    1,216,913

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            10,517  WellCare Health Plans Inc.(3)                        595,578
                                                                 ---------------
                                                                       8,823,156
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
             3,455  Choice Hotels International Inc.(2)                  141,310
            28,961  Darden Restaurants, Inc.                           1,229,973
            11,221  McDonald's Corporation                               438,965
             3,030  Yum! Brands, Inc.                                    157,712
                                                                 ---------------
                                                                       1,967,960
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.0%
            31,657  Colgate-Palmolive Co.                              1,965,900
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.8%
            56,738  AES Corp. (The)(3)                                 1,156,888
            37,204  TXU Corp.                                          2,325,994
                                                                 ---------------
                                                                       3,482,882
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
             9,605  McDermott
                    International, Inc.(2)(3)                            401,489
                                                                 ---------------
INSURANCE - 1.9%
             8,039  Ace, Ltd.                                            439,974
            16,865  Arch Capital Group Ltd.(3)                         1,070,759
            37,095  Berkley (W.R.) Corp.                               1,312,792
            15,580  Chubb Corp.                                          809,537
             4,429  Philadelphia Consolidated
                    Holding Co.(2)(3)                                    176,186
                                                                 ---------------
                                                                       3,809,248
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.2%
            27,937  RealNetworks Inc.(2)(3)                              296,412
                                                                 ---------------
IT SERVICES - 3.0%
            61,191  Accenture Ltd. Cl A                                1,940,367
            35,067  Acxiom Corp.                                         864,752
               258  Global Payments Inc.                                  11,355
            38,297  International Business
                    Machines Corp.                                     3,138,056
                                                                 ---------------
                                                                       5,954,530
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS(1)
             4,647  Mattel, Inc.                                          91,546
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.5%
            27,657  Applera Corporation - Applied
                    Biosystems Group                                     915,723
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MACHINERY - 1.0%
            16,126  Cummins Inc.                                       1,922,703
                                                                 ---------------
MEDIA - 1.8%
            79,142  DIRECTV Group, Inc. (The)(3)                       1,557,515
             6,014  John Wiley & Sons Inc. Cl A                          216,564
             4,672  Liberty Media Holding Corp. -
                    Capital, Series A(3)                                 390,439
             1,175  Omnicom Group Inc.                                   109,980
            39,735  The Walt Disney Co.                                1,228,209
                                                                 ---------------
                                                                       3,502,707
                                                                 ---------------
METALS & MINING - 1.7%
            11,228  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                    598,003
            36,592  Nucor Corp.                                        1,810,938
            16,939  Steel Dynamics Inc.(2)                               854,573
                                                                 ---------------
                                                                       3,263,514
                                                                 ---------------
MULTILINE RETAIL - 2.1%
            42,466  Big Lots Inc.(2)(3)                                  841,251
            32,312  Dollar Tree Stores Inc.(3)                         1,000,380
            30,318  Federated Department Stores, Inc.                  1,310,040
             1,010  J.C. Penney Co. Inc.                                  69,074
            12,942  Kohl's Corp.(3)                                      840,195
                                                                 ---------------
                                                                       4,060,940
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.4%
            39,622  Chevron Corp.                                      2,569,883
             3,858  EnCana Corp.                                         180,130
            85,105  Exxon Mobil Corp.                                  5,710,545
            14,629  Marathon Oil Corp.                                 1,124,970
            18,643  Occidental Petroleum Corp.                           896,915
            13,143  Sunoco, Inc.                                         817,363
             4,461  Tesoro Corporation                                   258,649
            17,467  Valero Energy Corp.                                  899,026
                                                                 ---------------
                                                                      12,457,481
                                                                 ---------------
PERSONAL PRODUCTS(1)
               475  NBTY Inc.(3)                                          13,903
                                                                 ---------------
PHARMACEUTICALS - 1.4%
             1,964  Abbott Laboratories                                   95,372
             6,687  Biovail Corp.                                        101,910
             2,861  Johnson & Johnson                                    185,793
            58,150  Merck & Co., Inc.                                  2,436,485
                                                                 ---------------
                                                                       2,819,560
                                                                 ---------------
ROAD & RAIL - 0.1%
                72  Burlington Northern
                    Santa Fe Corp.                                         5,288
             1,097  Norfolk Southern Corp.                                48,323

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
             1,387  Union Pacific Corp.                                  122,056
                                                                 ---------------
                                                                         175,667
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.2%
             9,269  Freescale Semiconductor Inc.
                    Cl B(3)                                              352,315
             8,443  Lam Research Corp.(3)                                382,721
            45,966  Micron Technology, Inc.(3)                           799,808
            14,519  National Semiconductor Corp.                         341,632
            34,774  ON Semiconductor Corp.(2)(3)                         204,471
            10,312  Texas Instruments Inc.                               342,874
                                                                 ---------------
                                                                       2,423,821
                                                                 ---------------
SOFTWARE - 0.3%
            21,195  BMC Software Inc.(3)                                 576,928
             4,363  Cadence Design Systems Inc.(3)                        73,996
               471  Microsoft Corporation                                 12,872
             1,532  Oracle Corp.(3)                                       27,178
                                                                 ---------------
                                                                         690,974
                                                                 ---------------
SPECIALTY RETAIL - 1.6%
             4,330  American Eagle Outfitters, Inc.(2)                   189,784
             6,112  AnnTaylor Stores Corporation(3)                      255,848
            12,807  Group 1 Automotive, Inc.                             639,069
            33,821  Office Depot, Inc.(3)                              1,342,694
            10,923  OfficeMax Inc.                                       445,003
             2,441  Payless ShoeSource, Inc.(2)(3)                        60,781
             5,459  Sherwin-Williams Co.                                 304,503
                                                                 ---------------
                                                                       3,237,682
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.5%
            19,852  Corus Bankshares Inc.(2)                             443,891
             7,607  Downey Financial Corp.(2)                            506,170
            12,497  FirstFed Financial Corp.(2)(3)                       708,830
             6,274  Freddie Mac                                          416,154
             9,971  IndyMac Bancorp, Inc.(2)                             410,406
            13,129  Washington Mutual, Inc.                              570,718
                                                                 ---------------
                                                                       3,056,169
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
            37,601  Sprint Nextel Corp.                                  644,857
                                                                 ---------------
TOTAL COMMON STOCKS                                                  118,980,489
(Cost $101,882,028)                                              ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 13.5%
$          101,904  FHLMC, 7.00%, 11/1/13(5)                             104,639
           128,052  FHLMC, 6.50%, 6/1/16(5)                              130,809
           154,881  FHLMC, 6.50%, 6/1/16(5)                              158,215
           971,763  FHLMC, 4.50%, 1/1/19(5)                              939,187

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
            34,765  FHLMC, 6.50%, 1/1/28(5)                               35,647
            24,520  FHLMC, 6.50%, 6/1/29(5)                               25,137
            30,475  FHLMC, 8.00%, 7/1/30(5)                               32,050
           897,870  FHLMC, 5.50%, 12/1/33(5)                             888,289
         2,013,000  FNMA, 5.00%,
                    settlement date 10/12/06(6)                        1,934,996
         6,980,000  FNMA, 5.50%,
                    settlement date 10/12/06(6)                        6,877,479
         2,876,748  FNMA, 6.00%,
                    settlement date 10/12/06(6)                        2,890,235
         2,772,000  FNMA, 6.50%,
                    settlement date 10/12/06(6)                        2,823,111
         2,224,000  FNMA, 5.50%,
                    settlement date 10/17/06(6)                        2,223,306
           127,992  FNMA, 5.50%, 12/1/08(5)                              127,730
            11,359  FNMA, 6.50%, 11/1/11(5)                               11,558
            11,222  FNMA, 6.00%, 4/1/13(5)                                11,352
            27,436  FNMA, 6.00%, 4/1/13(5)                                27,755
            13,086  FNMA, 6.00%, 5/1/13(5)                                13,237
            10,216  FNMA, 6.50%, 6/1/13(5)                                10,449
            51,514  FNMA, 6.50%, 6/1/13(5)                                52,688
            17,592  FNMA, 6.00%, 7/1/13(5)                                17,796
           138,562  FNMA, 6.00%, 1/1/14(5)                               140,170
           493,305  FNMA, 4.50%, 5/1/19                                  476,779
           511,753  FNMA, 4.50%, 5/1/19                                  494,609
             7,317  FNMA, 6.50%, 1/1/28(5)                                 7,499
            31,242  FNMA, 7.00%, 1/1/28(5)                                32,263
            70,905  FNMA, 6.50%, 1/1/29(5)                                72,670
            67,509  FNMA, 7.50%, 7/1/29(5)                                70,085
            30,665  FNMA, 7.50%, 9/1/30(5)                                31,760
            78,835  FNMA, 6.50%, 1/1/32(5)                                80,630
           599,404  FNMA, 5.50%, 6/1/33(5)                               592,386
         1,032,550  FNMA, 5.50%, 7/1/33                                1,020,460
           481,518  FNMA, 5.50%, 8/1/33(5)                               475,880
           748,928  FNMA, 5.00%, 11/1/33                                 722,416
         2,107,020  FNMA, 5.50%, 1/1/34(5)                             2,082,349
            75,360  GNMA, 7.00%, 4/20/26(5)                               77,644
            46,246  GNMA, 7.50%, 8/15/26(5)                               48,241
            16,922  GNMA, 7.00%, 2/15/28(5)                               17,483
            34,387  GNMA, 7.50%, 2/15/28(5)                               35,838
            28,251  GNMA, 6.50%, 3/15/28(5)                               29,070
            28,289  GNMA, 6.50%, 3/15/28(5)                               29,109
             3,539  GNMA, 6.50%, 5/15/28(5)                                3,642
             6,040  GNMA, 6.50%, 5/15/28(5)                                6,215
            17,201  GNMA, 7.00%, 12/15/28(5)                              17,771
            21,246  GNMA, 8.00%, 12/15/29(5)                              22,541
           156,223  GNMA, 7.00%, 5/15/31(5)                              161,405
           684,720  GNMA, 5.50%, 11/15/32(5)                             681,054
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            26,765,634
(Cost $26,891,620)                                               ---------------

CORPORATE BONDS - 7.7%
AEROSPACE & DEFENSE - 0.3%
           190,000  Honeywell International Inc.,
                    5.70%, 3/15/36(5)                                    191,485
            44,000  Lockheed Martin Corp., 6.19%,
                    9/1/36 (Acquired 8/30/06,
                    Cost $44,309)(7)                                      46,269
           280,000  United Technologies Corp.,
                    4.375%, 5/1/10(5)                                    273,682
           170,000  United Technologies Corp.,
                    6.05%, 6/1/36(5)                                     180,945
                                                                 ---------------
                                                                         692,381
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
BEVERAGES - 0.3%
           170,000  Diageo Capital plc,
                    5.875%, 9/30/36(5)                                   166,941
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $254,055)(7)                                    245,193
           240,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $239,830)(7)                                    246,553
                                                                 ---------------
                                                                         658,687
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           230,000  Genentech, Inc., 4.75%, 7/15/15                      221,270
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
           170,000  Masco Corp., 6.125%, 10/3/16                         169,122
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           170,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(5)                                     165,254
           200,000  Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16(5)                                    207,190
           130,000  Morgan Stanley,
                    4.00%, 1/15/10(5)                                    125,549
           100,000  Morgan Stanley,
                    4.25%, 5/15/10(5)                                     96,782
           130,000  Morgan Stanley,
                    5.05%, 1/21/11(5)                                    128,943
                                                                 ---------------
                                                                         723,718
                                                                 ---------------
CHEMICALS(1)
            44,000  Dow Chemical Co. (The),
                    7.375%, 11/1/29(5)                                    51,534
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
            44,000  Abbey National plc,
                    7.95%, 10/26/29(5)                                    55,541
           170,000  Capital One Financial Corp.,
                    5.70%, 9/15/11                                       171,380
           210,000  PNC Bank N.A.,
                    4.875%, 9/21/17(5)                                   199,707
           200,000  SouthTrust Corp.,
                    5.80%, 6/15/14(5)                                    203,922
           230,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14(5)                                    220,982
           340,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15(5)                                    328,023
           250,000  Wells Fargo & Co.,
                    4.625%, 8/9/10(5)                                    246,297
                                                                 ---------------
                                                                       1,425,852
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           180,000  Waste Management, Inc.,
                    7.00%, 7/15/28                                       197,630
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
           190,000  Citigroup Inc., 5.00%, 9/15/14(5)                    185,412
           170,000  General Electric Capital Corp.,
                    6.125%, 2/22/11(5)                                   176,547
           145,000  HSBC Finance Corp.,
                    4.75%, 4/15/10(2)(5)                                 143,185
           170,000  HSBC Finance Corp.,
                    4.625%, 9/15/10(2)(5)                                166,677
           260,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(5)                                    256,714
           300,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11(5)                                     317,556
                                                                 ---------------
                                                                       1,246,091
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.3%
           214,000  AT&T Corp., 7.30%, 11/15/11                          232,198
           140,000  AT&T Inc., 6.80%, 5/15/36(2)                         147,556
            44,000  BellSouth Corp., 6.875%,
                    10/15/31(2)(5)                                        45,964
            90,000  Embarq Corp., 7.08%, 6/1/16                           91,969
           150,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       142,234
            70,000  Verizon Communications Inc.,
                    5.55%, 2/15/16(5)                                     69,201
                                                                 ---------------
                                                                         729,122
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
           150,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        146,893
           245,000  CenterPoint Energy
                    Resources Corp., 6.50%, 2/1/08                       247,928
           114,000  FirstEnergy Corp.,
                    7.375%, 11/15/31                                     132,206
           140,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        136,655
           150,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       146,080
                                                                 ---------------
                                                                         809,762
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           120,000  XTO Energy Inc., 6.10%, 4/1/36                       119,106
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           230,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10(2)(5)                                 222,888
            44,000  Wal-Mart Stores, Inc.,
                    7.55%, 2/15/30(2)(5)                                  54,211
           100,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                         93,856
                                                                 ---------------
                                                                         370,955
                                                                 ---------------
FOOD PRODUCTS - 0.2%
           210,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-8/18/05,
                    Cost $206,135)(7)                                    204,359
            44,000  Kellogg Co., 7.45%, 4/1/31                            53,266
            44,000  Kraft Foods Inc.,
                    6.50%, 11/1/31(5)                                     47,643
                                                                 ---------------
                                                                         305,268
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           220,000  Baxter Finco BV,
                    4.75%, 10/15/10(5)                                   216,321
           110,000  Boston Scientific Corp.,
                    6.40%, 6/15/16                                       111,132
                                                                 ---------------
                                                                         327,453
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.1%
           170,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       172,713
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
           200,000  D.R. Horton, Inc., 7.875%, 8/15/11                   213,816
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.4%
           550,000  General Electric Co.,
                    5.00%, 2/1/13(5)                                     544,514
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INSURANCE - 0.4%
           250,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $249,510)(5)(7)                                 245,775
            44,000  AXA SA, 8.60%, 12/15/30(5)                            56,338
           130,000  Genworth Financial Inc.,
                    4.95%, 10/1/15(5)                                    125,020
           250,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $249,995)(5)(7)                                 244,888
           140,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35(2)(5)                                 130,817
                                                                 ---------------
                                                                         802,838
                                                                 ---------------
MEDIA - 0.6%
           310,000  Comcast Corp., 5.90%, 3/15/16                        310,699
           290,000  Cox Communications, Inc.,
                    7.125%, 10/1/12                                      309,437
           170,000  Knight-Ridder, Inc.,
                    7.125%, 6/1/11(5)                                    177,479
           250,000  News America Holdings,
                    7.75%, 1/20/24                                       277,165
            44,000  Time Warner Inc.,
                    7.625%, 4/15/31                                       48,747
                                                                 ---------------
                                                                       1,123,527
                                                                 ---------------
METALS & MINING(1)
            70,000  Alcan Inc., 4.50%, 5/15/13                            66,070
                                                                 ---------------
MULTI-UTILITIES - 0.5%
           170,000  Consolidated Edison Co. of
                    New York, 5.50%, 9/15/16(5)                          170,796
           250,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                      246,093
           130,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      126,883
           220,000  Nisource Finance Corp.,
                    5.25%, 9/15/17                                       205,689
           150,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        151,376
                                                                 ---------------
                                                                         900,837
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           100,000  May Department Stores Co. (The),
                    3.95%, 7/15/07                                        98,679
           300,000  May Department Stores Co. (The),
                    4.80%, 7/15/09                                       294,536
            44,000  Target Corp., 7.00%, 7/15/31(5)                       51,583
                                                                 ---------------
                                                                         444,798
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.7%
           120,000  Anadarko Petroleum Corp.,
                    5.95%, 9/15/16                                       121,660
            70,000  Anadarko Petroleum Corp.,
                    6.45%, 9/15/36                                        71,739
            44,000  ConocoPhillips Holding Co.,
                    6.95%, 4/15/29                                        50,897
           114,000  Devon Financing Corp U.L.C.,
                    7.875%, 9/30/31                                      139,357
           350,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                        342,638
           110,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34                                      110,485
           260,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                265,832
           190,000  XTO Energy Inc., 5.30%, 6/30/15                      184,617
                                                                 ---------------
                                                                       1,287,225
                                                                 ---------------
PHARMACEUTICALS - 0.1%
           170,000  Abbott Laboratories,
                    5.875%, 5/15/16(5)                                   176,434

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           100,000  Schering-Plough Corp.,
                    5.30%, 12/1/13(5)                                    100,472
                                                                 ---------------
                                                                         276,906
                                                                 ---------------
ROAD & RAIL - 0.2%
           180,000  Burlington Northern
                    Santa Fe Corp., 6.20%, 8/15/36                       188,176
           200,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                       195,212
                                                                 ---------------
                                                                         383,388
                                                                 ---------------
SOFTWARE - 0.1%
           235,000  Oracle Corp., 5.00%, 1/15/11(5)                      232,976
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
           240,000  Home Depot, Inc. (The),
                    5.40%, 3/1/16(5)                                     238,851
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
           160,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                       162,701
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           400,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       391,808
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 15,290,919
(Cost $15,332,010)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(4) - 6.5%
         4,687,632  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.86%, 10/1/06(5)                                    103,995
         6,050,699  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.93%, 10/1/06(5)                     201,210
           475,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    BBA7, Class A1, VRN, 5.44%,
                    10/15/06, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 6/5/06,
                    Cost $475,000)(5)(7)                                 475,299
           204,617  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1,
                    VRN, 5.43%, 10/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.10% with no caps
                    (Acquired 3/18/05,
                    Cost $204,617)(5)(7)                                 204,768
           297,365  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1,
                    VRN, 5.48%, 10/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps
                    (Acquired 11/18/05,
                    Cost $297,365)(5)(7)                                 297,594
         1,265,243  FHLMC, Series 2527, Class BN
                    SEQ, 5.00%, 2/15/16                                1,256,228
           800,000  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15                                       796,139
           568,497  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                      563,139
           122,000  FNMA, Series 2003-92, Class PD,
                    4.50%, 3/25/17                                       118,655
            97,964  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%,
                    10/15/38(5)                                           97,510
         1,100,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(5)                    1,078,215
         1,605,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
                    Class A5, 5.22%, 4/10/37(2)(5)                     1,591,668
           900,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(5)                               879,216
         1,030,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30(5)                               988,860
           755,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(5)                               745,333
           377,504  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.43%, 10/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $377,504)(5)(7)                        377,741
           497,747  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    5.41%, 10/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $497,747)(5)(7)                         498,062
            56,350  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33(5)                                          56,999
           299,941  Morgan Stanley Capital I,
                    Series 2006 XLF, Class A1, VRN,
                    5.42%, 10/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps (Acquired
                    7/28/06, Cost $299,941)(5)(7)                        300,130
           347,775  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 5.45%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps                              347,775
         1,520,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(5)                        1,526,493
           275,000  Washington Mutual, Inc.,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(5)                                    269,779
           119,278  Washington Mutual, Inc.,
                    Series 2005 AR11, Class A1C1,
                    VRN, 5.53%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with a cap of 10.50%                      119,389
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  12,894,197
(Cost $12,938,631)                                               ---------------

U.S. TREASURY SECURITIES - 5.3%
         1,770,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(2)(5)                              2,385,353
         2,300,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)(5)                              2,889,735
           300,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)(5)                               350,977
         1,640,160  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(2)(5)                        1,603,001
           192,000  U.S. Treasury Notes,
                    4.875%, 4/30/11(2)(5)                                194,198
         2,900,000  U.S. Treasury Notes,
                    5.125%, 6/30/11(2)(5)                              2,964,910
           169,000  U.S. Treasury Notes,
                    4.875%, 8/15/16(2)(5)                                172,248
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        10,560,422
(Cost $10,459,485)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.3%
           100,000  FHLB, 4.875%, 8/22/07(5)                              99,756
         1,300,000  FHLB, 4.625%, 2/1/08(5)                            1,293,284
         1,170,000  FHLB, 5.125%, 9/29/10(5)                           1,176,563
           775,000  FHLMC, 5.25%, 7/18/11(2)(5)                          786,705
           700,000  FHLMC, 5.50%, 3/28/16(5)                             706,444
         1,800,000  FHLMC, 5.30%, 5/12/20(5)                           1,740,922
           950,000  FNMA, 5.00%, 9/14/07(5)                              948,668
         1,025,000  FNMA, 6.625%, 9/15/09(5)                           1,073,415

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         2,200,000  FNMA, 5.80%, 2/9/26(5)                             2,203,905
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               10,029,662
(Cost $9,959,306)                                                ---------------

ASSET-BACKED SECURITIES(4) - 4.8%
             1,883  ABSC Net Interest Margin,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34 (Acquired
                    6/22/04, Cost $1,878)(7)                               1,879
           289,501  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.39%, 10/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(5)                                289,719
           389,716  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.37%, 10/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   389,961
               587  Ameriquest Finance Net Interest
                    Margin, Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired
                    6/24/04, Cost $587)(7)                                   586
           181,723  Ameriquest Mortgage
                    Securities Inc., Series 2006 R1,
                    Class A2A, VRN, 5.41%, 10/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.08% with no caps                        181,870
           350,000  Argent Securities Inc., Series 2006
                    M3, Class A2A, VRN, 5.38%,
                    10/25/06, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(5)                                           350,000
           800,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.39%, 10/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(5)                                           800,909
           454,064  CNH Equipment Trust,
                    Series 2004 A, Class A3A, VRN,
                    5.40%, 10/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(5)                                454,460
           245,949  Centex Home Equity, Series 2006
                    A, Class AV1, VRN, 5.38%,
                    10/25/06, resets monthly off the
                    1-month LIBOR plus 0.05% with
                    no caps(5)                                           246,103
            16,561  Countrywide Asset-Backed
                    Certificates, Series 2005-7,
                    Class 3AV1, VRN, 5.45%,
                    10/25/06, resets monthly off the
                    1-month LIBOR plus 0.12% with
                    no caps(5)                                            16,572
           122,423  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.37%, 10/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                        122,500
           385,550  Countrywide Asset-Backed
                    Certificates, Series 2006-6, Class
                    2A1, VRN, 5.40%, 10/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                        385,816
           790,340  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.39%, 10/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(5)                                           790,887
           540,453  First Franklin Mortgage Loan
                    Asset Backed Certificates,
                    Series 2006 FF11, Class 2A1,
                    VRN, 5.37%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(5)                           540,742
         1,040,841  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2006 FF12, Class A2, VRN, 5.36%,
                    10/25/06, resets monthly off the
                    1-month LIBOR plus 0.04% with
                    no caps(5)                                         1,041,414
           162,312  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.39%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                              162,445

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           133,284  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.40%, 10/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(5)                                133,388
           543,561  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    5.36%, 10/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   543,902
           863,809  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    5.42%, 10/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                           864,476
           100,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34(5)                                     97,509
           350,000  SLC Student Loan Trust,
                    Series 2006 2, Class A1, VRN,
                    5.37%, 12/15/06, resets quarterly
                    off the 3-month LIBOR minus
                    0.02% with no caps                                   350,000
           201,978  SLM Student Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.46%, 10/25/06, resets quarterly
                    off the 3-month LIBOR minus
                    0.03% with no caps                                   202,096
           173,444  SLM Student Loan Trust,
                    Series 2006-4, Class A1, VRN,
                    5.46%, 10/25/06, resets quarterly
                    off the 3-month LIBOR minus
                    0.03% with no caps                                   173,549
           180,000  SLM Student Loan Trust,
                    Series 2006-5, Class A2, VRN,
                    5.43%, 10/25/06, resets quarterly
                    off the 3-month LIBOR minus
                    0.01% with no caps(5)                                179,871
           425,000  SLM Student Loan Trust,
                    Series 2006-7, Class A1, VRN,
                    5.39%, 10/25/06, resets quarterly
                    off the 3-month LIBOR minus
                    0.04% with no caps(5)                                425,232
           636,381  Soundview Home Equity Loan
                    Trust, Series 2006-3, Class A1,
                    VRN, 5.37%, 10/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(5)                           636,838
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          9,382,724
(Cost $9,379,458)                                                ---------------

MUNICIPAL SECURITIES - 0.8%
         1,100,000  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)(5)                      1,321,628
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(5)                                     288,030
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             1,609,658
(Cost $1,552,133)                                                ---------------

SOVERIEGN GOVERNMENTS & AGENCIES - 0.3%
            44,000  Hydro Quebec, 8.40%, 1/15/22(5)                       57,878
           270,000  Province of Quebec,
                    5.00%, 7/17/09(5)                                    270,139
           280,000  Republic of Italy,
                    4.00%, 6/16/08(2)(5)                                 275,702
                                                                 ---------------
TOTAL SOVERIEGN GOVERNMENTS & AGENCIES                                   603,719
(Cost $606,381)                                                  ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 4.8%
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 5.25%-6.00%, 2/15/26-2/15/29,
valued at $9,686,068), in a joint trading account
at 4.90%, dated 9/29/06, due 10/2/06
(Delivery value $9,503,879)(5)                                         9,500,000
                                                                 ---------------
(Cost $9,500,000)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(8) - 8.8%
REPURCHASE AGREEMENTS
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.375%, dated 9/29/06, due 10/2/06
(Delivery value $17,410,983)                                          17,403,188
                                                                 ---------------
(Cost $17,403,188)

TOTAL INVESTMENT SECURITIES - 117.9%                                 233,020,612
                                                                 ---------------
(Cost $215,903,520)

OTHER ASSETS AND LIABILITIES - (17.9)%                              (35,407,196)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 197,613,416
                                                                 ===============

FUTURES CONTRACTS

                                   Expiration      Underlying Face   Unrealized
Contracts Purchased                   Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 62  U.S. Treasury 2-Year Notes   December 2006      $12,679,000      $  14,360
179  U.S. Treasury 5-Year Notes   December 2006       18,887,297        111,363
                                                  ------------------------------
                                                     $31,566,297      $ 125,723
                                                  ==============================

                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 18  U.S. Long Bond                December 2006     $ 2,023,313     $  (45,166)
150  U.S. Treasury 10-Year Notes   December 2006      16,209,375       (154,556)
                                                  ------------------------------
                                                     $18,232,688     $ (199,722)
                                                  ==============================

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS

Notional                                                             Unrealized
Amount               Description of Agreement     Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
Credit Default
--------------------------------------------------------------------------------
$2,430,000       Receive quarterly a fixed rate    December 2010      $(10,496)
                 equal to 0.45% multiplied by
                 the notional amount and pay to
                 Deutsche Bank AG upon each
                 default event of one of the
                 issues of Dow Jones CDX N.A.
                 Investment Grade 5, par value
                 of the proportional notional
                 amount.
 1,950,000       Receive quarterly a fixed rate    December 2010       (10,409)
                 equal to 0.85% multiplied by
                 the notional amount and pay to
                 Barclays Capital, Inc. upon
                 each default event of one of
                 the issues of Dow Jones CDX
                 N.A. Investment Grade 5, par
                 value of the proportional
                 notional amount.
 2,200,000       Receive quarterly a fixed rate    June 2011            (3,509)
                 equal to 0.40% multiplied by
                 the notional amount and pay to
                 Barclays Capital, Inc. upon
                 each default event of one of
                 the issues of Dow Jones CDX
                 N.A. Investment Grade 6, par
                 value of the proportional
                 notional amount.
 1,200,000       Receive quarterly a fixed rate    June 2011              (788)
                 equal to 0.75% multiplied by
                 the notional amount and pay to
                 Deutsche Bank AG upon each
                 default event of one of the
                 issues of Dow Jones CDX N.A.
                 Investment Grade 6, par value
                 of the proportional notional
                 amount.
                                                                      $(25,202)

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
CDX = Credit Derivative Indexes
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2006.
(1) Industry is less than 0.05% of total net assets.
(2) Security, or a portion thereof, was on loan as of September 30, 2006. The aggregate value of securities on loan at September 30, 2006, was
    $18,099,190.
(3) Non-income producing.
(4) Final maturity indicated, unless otherwise noted.
(5) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or swap agreement.
(6) Forward commitment.
(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2006, was
    $3,389,096, which represented 1.7% of total net assets.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 216,249,500
                                                                 ===============
Gross tax appreciation of investments                             $  18,489,982
Gross tax depreciation of investments                                (1,718,870)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  16,771,112
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VALUE FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.6%
AEROSPACE & DEFENSE - 0.9%
           561,919  Honeywell International Inc.                 $    22,982,487
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.5%
           551,112  United Parcel Service, Inc. Cl B                  39,646,997
                                                                 ---------------
BEVERAGES - 3.4%
           882,097  Anheuser-Busch Companies, Inc.                    41,908,429
           446,100  Coca-Cola Company (The)                           19,931,748
         1,389,121  Coca-Cola Enterprises Inc.                        28,935,390
                                                                 ---------------
                                                                      90,775,567
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
           816,515  Masco Corp.                                       22,388,841
                                                                 ---------------
CAPITAL MARKETS - 0.7%
           108,664  Merrill Lynch & Co., Inc.                          8,499,698
           122,500  Morgan Stanley                                     8,931,475
                                                                 ---------------
                                                                      17,431,173
                                                                 ---------------
CHEMICALS - 5.9%
           113,921  Air Products & Chemicals, Inc.                     7,560,937
           854,840  du Pont (E.I.) de Nemours & Co.                   36,621,346
         1,599,263  International Flavors &
                    Fragrances Inc.                                   63,234,859
           729,395  Minerals Technologies Inc.                        38,949,693
           536,897  Nalco Holding Co.(1)                               9,943,332
                                                                 ---------------
                                                                     156,310,167
                                                                 ---------------
COMMERCIAL BANKS - 6.0%
           345,700  BB&T Corporation                                  15,134,746
         1,283,878  Fifth Third Bancorp                               48,890,074
           148,500  Marshall & Ilsley Corp.                            7,154,730
           841,784  SunTrust Banks, Inc.                              65,053,068
           465,891  U.S. Bancorp                                      15,476,899
           115,700  Zions Bancorporation                               9,234,017
                                                                 ---------------
                                                                     160,943,534
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
           916,624  Republic Services, Inc. Cl A                      36,857,451
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.8%
           547,512  Dell Inc.(1)                                      12,505,174
           206,700  Diebold, Inc.                                      8,997,651
                                                                 ---------------
                                                                      21,502,825
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.8%
           659,683  Bemis Co., Inc.                                   21,677,183
                                                                 ---------------
DIVERSIFIED - 2.0%
           392,334  Standard and Poor's 500
                    Depositary Receipt                                52,388,359
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.6%
         1,835,921  Bank of America Corp.                             98,350,288
           466,945  Citigroup Inc.                                    23,193,158
                                                                 ---------------
                                                                     121,543,446
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.3%
         1,610,134  AT&T Inc.                                         52,425,962
           335,407  Commonwealth Telephone
                    Enterprises, Inc.                                 13,828,831
           542,121  Verizon Communications Inc.                       20,128,953
                                                                 ---------------
                                                                      86,383,746
                                                                 ---------------
ELECTRIC UTILITIES - 1.0%
           201,397  FPL Group, Inc.                                    9,062,865
           713,784  Northeast Utilities                               16,609,754
                                                                 ---------------
                                                                      25,672,619
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
           406,061  Hubbell Inc. Cl B                                 19,450,322
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.0%
           555,236  Wal-Mart Stores, Inc.                             27,384,240
                                                                 ---------------
FOOD PRODUCTS - 6.1%
           804,429  ConAgra Foods, Inc.                               19,692,422
           321,378  General Mills, Inc.                               18,189,995
         1,375,075  H.J. Heinz Co.                                    57,656,894
         1,224,582  Kraft Foods Inc. Cl A                             43,668,594
           885,468  Unilever N.V. New York Shares                     21,729,385
                                                                 ---------------
                                                                     160,937,290
                                                                 ---------------
GAS UTILITIES - 0.7%
           570,824  WGL Holdings Inc.                                 17,889,624
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
         1,269,287  Beckman Coulter, Inc.                             73,060,160
         1,258,122  Symmetry Medical Inc.(1)                          18,985,061
                                                                 ---------------
                                                                      92,045,221
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
         1,109,117  HCA Inc.                                          55,333,847
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.0%
           438,043  International Speedway Corp.                      21,832,063
           984,424  OSI Restaurant Partners, Inc.                     31,216,085
           766,151  Speedway Motorsports Inc.                         27,895,558
                                                                 ---------------
                                                                      80,943,706
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.9%
           146,700  Clorox Company                                     9,242,100
         1,461,744  Kimberly-Clark Corp.                              95,539,588
                                                                 ---------------
                                                                     104,781,688
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.9%
         1,406,129  General Electric Co.                              49,636,354
                                                                 ---------------
INSURANCE - 6.6%
           112,300  Ambac Financial Group, Inc.                        9,292,825
         1,033,006  American International Group, Inc.                68,446,978
               381  Berkshire Hathaway Inc. Cl A(1)                   36,499,800
           228,900  Chubb Corp.                                       11,893,644
           176,900  Hartford Financial Services
                    Group Inc. (The)                                  15,346,075
         1,280,294  Marsh & McLennan
                    Companies, Inc.                                   36,040,276
                                                                 ---------------
                                                                     177,519,598
                                                                 ---------------
IT SERVICES - 1.2%
           384,298  International Business
                    Machines Corp.                                    31,489,378
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.2%
         1,379,367  Hasbro, Inc.                                      31,380,599
                                                                 ---------------
MEDIA - 0.3%
           342,201  New York Times Co. (The) Cl A                      7,863,779
                                                                 ---------------
METALS & MINING - 0.5%
           283,000  Newmont Mining Corporation                        12,098,250
                                                                 ---------------
MULTI-UTILITIES - 4.4%
           437,049  Ameren Corp.                                      23,071,817
           334,100  Consolidated Edison, Inc.                         15,435,420
            99,552  Dominion Resources Inc.                            7,614,732
           657,872  Wisconsin Energy Corp.                            28,380,598
         1,994,254  XCEL Energy Inc.                                  41,181,345
                                                                 ---------------
                                                                     115,683,912
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 1.8%
         3,416,247  Dollar General Corp.                              46,563,447
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.3%
           345,699  BP plc ADR                                        22,670,940
           610,812  Chevron Corp.                                     39,617,266
         1,887,556  Equitable Resources Inc.                          66,026,709
           789,819  Exxon Mobil Corp.                                 52,996,855
           198,921  Murphy Oil Corp.                                   9,458,694
            72,500  Royal Dutch Shell plc ADR                          4,792,250
                                                                 ---------------
                                                                     195,562,714
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
         1,036,489  MeadWestvaco Corp.                                27,477,323
           167,801  Weyerhaeuser Co.                                  10,324,796
                                                                 ---------------
                                                                      37,802,119
                                                                 ---------------
PHARMACEUTICALS - 4.2%
           478,742  Abbott Laboratories                               23,247,712
           310,971  Bristol-Myers Squibb Co.                           7,749,397
           186,460  Eli Lilly and Company                             10,628,220
           115,100  Johnson & Johnson                                  7,474,594
           233,455  Merck & Co., Inc.                                  9,781,765
           967,391  Pfizer Inc.                                       27,435,208
         1,010,300  Watson Pharmaceuticals, Inc.(1)                   26,439,551
                                                                 ---------------
                                                                     112,756,447
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.4%
           537,300  Applied Materials, Inc.                            9,526,329
         2,634,621  Intel Corp.                                       54,194,154
                                                                 ---------------
                                                                      63,720,483
                                                                 ---------------
SOFTWARE - 0.4%
           368,517  Microsoft Corporation                             10,071,570
                                                                 ---------------
SPECIALTY RETAIL - 1.5%
           526,994  Gap, Inc. (The)                                    9,986,536
           467,876  Home Depot, Inc. (The)                            16,969,863
           501,100  Lowe's Companies, Inc.                            14,060,866
                                                                 ---------------
                                                                      41,017,265
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.7%
           895,904  Fannie Mae                                        50,089,993
         1,025,615  Freddie Mac                                       68,029,043
           563,594  MGIC Investment Corp.                             33,798,732
                                                                 ---------------
                                                                     151,917,768
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.7%
           266,000  Grainger (W.W.), Inc.                             17,827,320
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,538,181,336
(Cost $2,284,025,235)                                            ---------------

TEMPORARY CASH INVESTMENTS - 4.2%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.625%, 8/31/11,
valued at $42,966,354), in a joint trading
account at 4.95%, dated 9/29/06,
due 10/2/2006 (Delivery Value $42,217,408)                            42,200,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $71,005,618), in a joint trading
account at 4.95%, dated 9/29/06,
due 10/2/06 (Delivery value $69,628,710)                              69,600,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     111,800,000
(Cost $111,800,000)                                              ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                2,649,981,336
                                                                 ---------------
(Cost $2,395,825,235)

OTHER ASSETS AND LIABILITIES - 0.2%                                    5,346,905
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $ 2,655,328,241
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                      Settlement                            Unrealized
to Sell                           Date             Value             Gain (Loss)
--------------------------------------------------------------------------------
16,549,632  Euro for USD        10/31/06         $21,023,160          $  33,103
 8,220,985  GBP for USD         10/31/06          15,391,062            122,265
                                               ---------------------------------
                                                 $36,414,222          $ 155,368
                                               =================================
(Value on Settlement Date $36,569,590)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar
(1) Non-income producing.

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,453,123,502
                                                                 ===============
Gross tax appreciation of investments                            $  232,869,343
Gross tax depreciation of investments                               (36,011,509)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  196,857,834
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VISTA(reg.sm) FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.5%
AEROSPACE & DEFENSE - 4.2%
            41,233  BE Aerospace, Inc.(1)                          $     869,604
            16,430  Precision Castparts Corp.                          1,037,719
                                                                 ---------------
                                                                       1,907,323
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
             4,623  Amylin Pharmaceuticals, Inc.(1)                      203,736
            10,776  Celgene Corp.(1)                                     466,600
                                                                 ---------------
                                                                         670,336
                                                                 ---------------
CAPITAL MARKETS - 2.6%
            25,226  Amvescap plc ORD                                     273,813
            12,022  SEI Investments Co.                                  675,517
             4,711  T. Rowe Price Group Inc.                             225,421
                                                                 ---------------
                                                                       1,174,751
                                                                 ---------------
CHEMICALS - 3.3%
            26,152  Monsanto Co.                                       1,229,405
             5,984  OM Group, Inc.(1)                                    262,937
                                                                 ---------------
                                                                       1,492,342
                                                                 ---------------
COMMERCIAL BANKS - 1.5%
            11,691  Compass Bancshares Inc.                              666,153
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
             5,516  Corrections Corp. of America(1)                      238,567
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
             8,098  CommScope Inc.(1)                                    266,100
             1,095  Research In Motion Ltd.(1)                           112,413
                                                                 ---------------
                                                                         378,513
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.5%
             3,878  SanDisk Corp.(1)                                     207,628
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.0%
             5,720  Foster Wheeler Ltd.(1)                               220,735
            12,909  Quanta Services, Inc.(1)                             217,646
                                                                 ---------------
                                                                         438,381
                                                                 ---------------
ELECTRIC UTILITIES - 1.5%
            17,120  Allegheny Energy, Inc.(1)                            687,710
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.6%
            18,641  ABB Ltd. ORD                                         245,257
             5,236  Alstom RGPT ORD(1)                                   473,803
                                                                 ---------------
                                                                         719,060
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.8%
             3,971  Amphenol Corp. Cl A                                  245,924
             4,143  Anixter International Inc.                           233,955
             8,615  Molex Inc.                                           335,727
                                                                 ---------------
                                                                         815,606
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.1%
            12,382  Acergy SA(1)                                         211,588
             7,012  Core Laboratories N.V.(1)                            447,366
            29,615  TETRA Technologies, Inc.(1)                          715,498
                                                                 ---------------
                                                                       1,374,452
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.7%
             7,140  CVS Corp.                                            229,337
            17,784  Safeway Inc.                                         539,744
                                                                 ---------------
                                                                         769,081
                                                                 ---------------
FOOD PRODUCTS - 1.3%
             5,866  Campbell Soup Co.                                    214,109
             3,776  Delta and Pine Land Company                          152,928
             5,429  H.J. Heinz Co.                                       227,638
                                                                 ---------------
                                                                         594,675
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.9%
             5,576  Caremark Rx Inc.                                     315,992
             2,597  Express Scripts, Inc.(1)                             196,048
            14,047  Humana Inc.(1)                                       928,367
             6,905  Laboratory Corp.
                    of America Holdings(1)                               452,761
            10,719  Manor Care, Inc.                                     560,389
            10,780  Quest Diagnostics Inc.                               659,305
                                                                 ---------------
                                                                       3,112,862
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.5%
            17,043  International Game Technology                        707,285
            12,696  Las Vegas Sands Corp.(1)                             867,771
                                                                 ---------------
                                                                       1,575,056
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
             3,920  Newell Rubbermaid Inc.                               111,014
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 3.1%
            32,920  McDermott International, Inc.(1)                   1,376,056
                                                                 ---------------
INSURANCE - 3.6%
             5,045  American Financial Group, Inc.                       236,762
             3,683  Arch Capital Group Ltd.(1)                           233,834
             6,400  Chubb Corp.                                          332,544
             6,050  RenaissanceRe Holdings Ltd.                          336,380
             7,308  Torchmark Corp.                                      461,207
                                                                 ---------------
                                                                       1,600,727
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.6%
            14,178  Akamai Technologies, Inc.(1)                         708,758
                                                                 ---------------
IT SERVICES - 4.1%
            25,800  Alliance Data Systems Corp.(1)                     1,423,902
             5,953  Cognizant Technology Solutions
                    Corporation Cl A(1)                                  440,879
                                                                 ---------------
                                                                       1,864,781
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 8.4%
            14,650  Covance Inc.(1)                                      972,467
             6,176  Illumina, Inc.(1)                                    204,055
            29,106  Pharmaceutical Product
                    Development, Inc.                                  1,038,793
            39,127  Thermo Electron Corp.(1)                           1,538,866
                                                                 ---------------
                                                                       3,754,181
                                                                 ---------------
MARINE - 0.8%
             6,194  American Commercial
                    Lines Inc.(1)                                        368,233
                                                                 ---------------
MEDIA - 0.5%
             3,898  Focus Media Holding Ltd. ADR(1)                      225,772
                                                                 ---------------
METALS & MINING - 1.3%
            12,022  Oregon Steel Mills, Inc.(1)                          587,515
                                                                 ---------------
MULTILINE RETAIL - 1.9%
            13,212  Kohl's Corp.(1)                                      857,723
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.9%
            12,092  Archstone-Smith Trust                                658,288
             8,727  Camden Property Trust                                663,340
                                                                 ---------------
                                                                       1,321,628
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.0%
             5,003  Jones Lang LaSalle Inc.                              427,656
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.7%
             9,983  ASML Holding N.V.
                    New York Shares(1)                                   232,404
             5,152  FormFactor, Inc.(1)                                  217,054
            18,602  MEMC Electronic Materials Inc.(1)                    681,392
            17,751  Micron Technology, Inc.(1)                           308,867
             8,319  NVIDIA Corp.(1)                                      246,159
                                                                 ---------------
                                                                       1,685,876
                                                                 ---------------
SOFTWARE - 4.7%
             5,698  Amdocs Ltd.(1)                                       225,641
            28,691  BEA Systems Inc.(1)                                  436,103
            21,036  Mentor Graphics Corp.(1)                             296,187
             4,600  Nintendo Co., Ltd. ORD                               948,084
             7,814  THQ Inc.(1)                                          227,934
                                                                 ---------------
                                                                       2,133,949
                                                                 ---------------
SPECIALTY RETAIL - 5.1%
            20,920  American Eagle Outfitters, Inc.                      916,925
             5,444  AnnTaylor Stores Corporation(1)                      227,886
             9,287  GameStop Corp. Cl A(1)                               429,802
             6,011  Office Depot, Inc.(1)                                238,637
            16,477  Rent-A-Center Inc.(1)                                482,611
                                                                 ---------------
                                                                       2,295,861
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 17.3%
            36,597  America Movil SA de CV
                    Series L ADR                                       1,440,824
            33,311  American Tower Corp. Cl A(1)                       1,215,852
             6,474  Crown Castle
                    International Corp.(1)                               228,144
            20,726  Leap Wireless
                    International, Inc.(1)                             1,005,004
            39,297  NII Holdings, Inc. Cl B(1)                         2,442,701
             4,427  Rogers Communications Inc.
                    Cl B ORD                                             242,380
            48,885  SBA Communications Corp.
                    Cl A(1)                                            1,189,372
                                                                 ---------------
                                                                       7,764,277
                                                                 ---------------
TOTAL COMMON STOCKS                                                   43,906,503
(Cost $40,101,235)                                               ---------------

TEMPORARY CASH INVESTMENTS - 4.0%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $1,836,352), in a joint trading account
at 4.95%, dated 9/29/06, due 10/2/06
(Delivery value $1,800,743)                                            1,800,000
                                                                 ---------------
(Cost $1,800,000)

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.5%                                  45,706,503
                                                                 ---------------
(Cost $41,901,235)

OTHER ASSETS AND LIABILITIES - (1.5)%                                  (688,516)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  45,017,987
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                       Settlement                           Unrealized
to Sell                            Date               Value          Gain (Loss)
--------------------------------------------------------------------------------
   131,924  CAD for USD          10/31/06          $   118,120         $   265
   152,390  CHF for USD          10/31/06              122,232             558
   195,171  Euro for USD         10/31/06              247,928             390
53,820,000  JPY for USD          10/31/06              457,722           2,129
   648,507  NOK for USD          10/31/06               99,559             314
                                                 -------------------------------
                                                   $ 1,045,561         $ 3,656
                                                 ===============================
(Value on Settlement Date $1,049,217)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
CHF = Swiss Franc
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $42,172,092
                                                                 ===============
Gross tax appreciation of investments                               $ 3,942,553
Gross tax depreciation of investments                                  (408,142)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 3,534,411
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP CAPITAL APPRECIATION FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 7.5%
           328,385  BE Aerospace, Inc.(1)                          $   6,925,642
            18,400  Boeing Co.                                         1,450,840
           256,400  Precision Castparts Corp.                         16,194,224
                                                                 ---------------
                                                                      24,570,706
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
            39,609  UTI Worldwide Inc.                                 1,107,864
                                                                 ---------------
BEVERAGES - 1.1%
            38,600  Fomento Economico Mexicano
                    SA de CV ADR                                       3,741,884
                                                                 ---------------
BIOTECHNOLOGY - 4.1%
            69,617  CSL Ltd. ORD                                       2,804,881
            40,500  Digene Corp.(1)                                    1,747,575
           128,700  Gilead Sciences, Inc.(1)                           8,841,690
                                                                 ---------------
                                                                      13,394,146
                                                                 ---------------
CAPITAL MARKETS - 1.7%
            18,300  Affiliated Managers Group Inc.(1)                  1,832,013
            52,253  Lazard Ltd. Cl A                                   2,089,075
            10,300  Merrill Lynch & Co., Inc.                            805,666
            11,200  Morgan Stanley                                       816,592
                                                                 ---------------
                                                                       5,543,346
                                                                 ---------------
CHEMICALS - 3.3%
            57,784  Bare Escentuals Inc.(1)                            1,568,836
           197,982  Monsanto Co.                                       9,307,133
                                                                 ---------------
                                                                      10,875,969
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
            29,600  Corrections Corp. of America(1)                    1,280,200
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.4%
            11,100  Research In Motion Ltd.(1)                         1,139,526
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.7%
            47,943  Apple Computer, Inc.(1)                            3,693,049
            34,446  SanDisk Corp.(1)                                   1,844,239
                                                                 ---------------
                                                                       5,537,288
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.5%
           126,478  Foster Wheeler Ltd.(1)                             4,880,786
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.5%
            42,600  Ball Corp.                                         1,723,170
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.0%
           158,579  Daktronics Inc.                                    3,281,000
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 8.5%
            60,700  Acergy SA ORD(1)                                   1,037,265
           126,500  Aker Kvaerner ASA ORD                             11,244,617
            25,200  Cameron International Corp.(1)                     1,217,412
           242,029  National Oilwell Varco, Inc.(1)                   14,170,798
                                                                 ---------------
                                                                      27,670,092
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.3%
           133,200  CVS Corp.                                          4,278,384
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.0%
            52,955  Conceptus Inc.(1)                                    936,774
           164,219  Hologic, Inc.(1)                                   7,146,811
            18,500  Inverness Medical
                    Innovations, Inc.(1)                                 643,060
            63,700  Mentor Corp.                                       3,209,843
            24,800  West Pharmaceutical
                    Services Inc.                                        973,896
                                                                 ---------------
                                                                      12,910,384
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.3%
            67,800  AMN Healthcare Services, Inc.(1)                   1,610,250
           108,800  Caremark Rx Inc.                                   6,165,696
           101,100  Quest Diagnostics Inc.                             6,183,276
                                                                 ---------------
                                                                      13,959,222
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.7%
            54,400  International Game Technology                      2,257,600
           141,300  Las Vegas Sands Corp.(1)                           9,657,855
                                                                 ---------------
                                                                      11,915,455
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.1%
            48,187  Energizer Holdings Inc.(1)                         3,468,982
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.0%
           154,643  McDermott International, Inc.(1)                   6,464,077
                                                                 ---------------
INSURANCE - 3.5%
            17,100  CNA Financial Corp.(1)                               615,942
             6,300  Everest Re Group, Ltd.                               614,439
            70,600  HCC Insurance Holdings, Inc.                       2,321,328

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           206,672  Loews Corp.                                        7,832,869
                                                                 ---------------
                                                                      11,384,578
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.1%
            94,971  Priceline.com Inc.(1)                              3,493,983
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.1%
           146,156  Digital River Inc.(1)                              7,471,495
           133,837  Valueclick Inc.(1)                                 2,481,338
                                                                 ---------------
                                                                       9,952,833
                                                                 ---------------
IT SERVICES - 5.2%
           279,357  Alliance Data Systems Corp.(1)                    15,417,713
            55,018  MoneyGram International Inc.                       1,598,823
                                                                 ---------------
                                                                      17,016,536
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS(2)
             6,000  Aruze Corp. ORD                                      111,774
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 5.4%
            97,055  Covance Inc.(1)                                    6,442,511
            36,122  Icon plc ADR(1)                                    2,549,491
           244,857  Pharmaceutical Product
                    Development, Inc.                                  8,738,946
                                                                 ---------------
                                                                      17,730,948
                                                                 ---------------
MACHINERY - 0.5%
            36,580  Manitowoc Co., Inc. (The)                          1,638,418
                                                                 ---------------
MEDIA - 2.2%
           124,233  Focus Media Holding Ltd. ADR(1)                    7,195,575
                                                                 ---------------
METALS & MINING - 0.8%
            51,004  Oregon Steel Mills, Inc.(1)                        2,492,565
                                                                 ---------------
MULTI-UTILITIES - 0.8%
            49,700  Sempra Energy                                      2,497,425
                                                                 ---------------
MULTILINE RETAIL - 1.8%
            88,478  Kohl's Corp.(1)                                    5,743,992
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.2%
            28,985  Parallel Petroleum Corp.(1)                          581,439
                                                                 ---------------
PHARMACEUTICALS - 2.4%
            21,400  Schwarz Pharma AG ORD                              2,487,431
            57,400  Shire plc ADR                                      2,834,987

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           142,800  Shire plc ORD                                      2,373,118
                                                                 ---------------
                                                                       7,695,536
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - 0.3%
            12,504  Jones Lang LaSalle Inc.                            1,068,842
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.6%
           144,163  MEMC Electronic Materials Inc.(1)                  5,280,691
                                                                 ---------------
SOFTWARE - 2.9%
            56,320  Autodesk, Inc.(1)                                  1,958,810
            11,836  Micros Systems, Inc.(1)                              579,017
            27,900  Nintendo Co., Ltd. ORD                             5,750,337
            50,856  Sybase, Inc.(1)                                    1,232,749
                                                                 ---------------
                                                                       9,520,913
                                                                 ---------------
SPECIALTY RETAIL - 1.6%
            76,100  GameStop Corp. Cl A(1)                             3,521,908
            57,300  Rent-A-Center Inc.(1)                              1,678,317
                                                                 ---------------
                                                                       5,200,225
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 16.8%
           421,188  America Movil SA de CV
                    Series L ADR                                      16,582,172
            71,000  American Tower Corp. Cl A(1)                       2,591,500
            98,900  Millicom International
                    Cellular SA(1)                                     4,046,988
           504,006  NII Holdings, Inc. Cl B(1)                        31,329,012
                                                                 ---------------
                                                                      54,549,672
                                                                 ---------------
TOTAL COMMON STOCKS                                                  320,898,426
(Cost $259,706,556)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.8%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.625%, 8/31/11,
valued at $5,803,512), in a joint trading
account at 4.95%, dated 9/29/06,
due 10/2/2006 (Delivery Value $5,702,351)                              5,700,000
                                                                 ---------------
(Cost $5,700,000)

TOTAL INVESTMENT SECURITIES - 100.4%                                 326,598,426
                                                                 ---------------
(Cost $265,406,556)

OTHER ASSETS AND LIABILITIES - (0.4)%                                (1,154,444)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 325,443,982
                                                                 ===============

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                       Settlement                            Unrealized
to Sell                            Date              Value            Gain(Loss)
--------------------------------------------------------------------------------
  1,774,885  AUD for USD         10/31/06         $  1,322,700        $ (6,538)
    976,161  Euro for USD        10/31/06            1,240,027          (1,952)
    609,042  GBP for USD         10/31/06            1,140,229          (9,058)
336,832,500  JPY for USD         10/31/06            2,864,650         (13,325)
 37,270,912  NOK for USD         10/31/06            5,721,845         (18,059)
                                               ---------------------------------
                                                  $ 12,289,451        $(48,932)
                                               =================================
(Value on Settlement Date $12,338,383)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 266,683,626
                                                                 ===============
Gross tax appreciation of investments                             $  61,791,639
Gross tax depreciation of investments                                (1,876,839)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  59,914,800
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INCOME & GROWTH FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 2.3%
            13,791  Lockheed Martin Corp.                          $   1,186,853
           176,622  Northrop Grumman Corp.                            12,022,660
            12,982  Raytheon Company                                     623,266
                                                                 ---------------
                                                                      13,832,779
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
            16,736  FedEx Corporation                                  1,818,868
            66,813  United Parcel Service, Inc. Cl B                   4,806,528
                                                                 ---------------
                                                                       6,625,396
                                                                 ---------------
AIRLINES - 0.1%
            52,396  Southwest Airlines Co.                               872,917
                                                                 ---------------
AUTO COMPONENTS - 1.4%
           265,083  ArvinMeritor Inc.                                  3,774,782
            63,920  Magna International Inc. Cl A                      4,668,078
                                                                 ---------------
                                                                       8,442,860
                                                                 ---------------
BEVERAGES - 0.1%
            13,741  Pepsi Bottling Group Inc.                            487,806
                                                                 ---------------
BIOTECHNOLOGY - 0.8%
            53,610  Amgen Inc.(1)                                      3,834,723
            12,862  Cephalon, Inc.(1)                                    794,229
            18,265  ImClone Systems Inc.(1)                              517,265
                                                                 ---------------
                                                                       5,146,217
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
            40,430  USG Corp.(1)                                       1,901,827
                                                                 ---------------
CAPITAL MARKETS - 6.5%
            79,870  Goldman Sachs Group, Inc. (The)                   13,511,608
            64,582  Lehman Brothers Holdings Inc.                      4,770,027
           296,478  Morgan Stanley                                    21,616,210
                                                                 ---------------
                                                                      39,897,845
                                                                 ---------------
CHEMICALS - 3.1%
            57,124  Celanese Corp., Series A                           1,022,520
            74,354  Eastman Chemical Company                           4,016,603
            26,383  Georgia Gulf Corporation                             723,422
           388,274  Lyondell Chemical Co.                              9,850,511
           103,513  Westlake Chemical Corp.                            3,313,451
                                                                 ---------------
                                                                      18,926,507
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.7%
            22,277  Comerica Inc.                                      1,268,007
            31,361  National City Corp.                                1,147,813
            29,851  Wachovia Corp.                                     1,665,685
                                                                 ---------------
                                                                       4,081,505
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
            12,349  Deluxe Corp.                                         211,168
            31,624  John H. Harland Company                            1,152,695
            23,501  Labor Ready Inc.(1)                                  374,371
            30,043  R.R. Donnelley & Sons Company                        990,217
                                                                 ---------------
                                                                       2,728,451
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.4%
            99,062  Motorola, Inc.                                     2,476,550
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.5%
           401,778  Hewlett-Packard Co.                               14,741,235
             6,212  Imation Corporation                                  249,412
             2,666  Komag, Inc.(1)                                        85,205
                                                                 ---------------
                                                                      15,075,852
                                                                 ---------------
CONSUMER FINANCE - 0.1%
             4,874  Capital One Financial Corp.                          383,389
                                                                 ---------------
DISTRIBUTORS - 0.4%
            83,608  Building Materials Holding Corp.                   2,175,480
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 9.4%
           423,773  Bank of America Corp.                             22,701,520
           551,045  Citigroup Inc.                                    27,370,406
           145,105  J.P. Morgan Chase & Co.                            6,814,131
                                                                 ---------------
                                                                      56,886,057
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.4%
           269,734  AT&T Inc.                                          8,782,539
             7,755  Embarq Corp.                                         375,109
           315,827  Verizon Communications Inc.                       11,726,657
                                                                 ---------------
                                                                      20,884,305
                                                                 ---------------
ELECTRIC UTILITIES - 1.6%
            89,273  FirstEnergy Corp.                                  4,986,789
            21,175  Great Plains Energy Inc.                             656,849
           147,739  Pepco Holdings, Inc.                               3,570,851
             8,841  Progress Energy Inc.                                 401,205
                                                                 ---------------
                                                                       9,615,694
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.0%
           103,724  Arrow Electronics, Inc.(1)                         2,845,150
            63,010  Nam Tai Electronics, Inc.                            774,393
             9,852  Plexus Corp.(1)                                      189,158
             9,963  Tech Data Corp.(1)                                   363,948
           129,527  Vishay Intertechnology, Inc.(1)                    1,818,559
                                                                 ---------------
                                                                       5,991,208
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
           185,543  Grey Wolf Inc.(1)                                  1,239,427
             3,411  Tidewater Inc.                                       150,732
                                                                 ---------------
                                                                       1,390,159
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
           177,036  Supervalu Inc.                                     5,249,117
                                                                 ---------------
FOOD PRODUCTS - 1.3%
            78,497  Chiquita Brands International, Inc.                1,050,290
            80,290  Del Monte Foods Co.                                  839,031
            83,258  General Mills, Inc.                                4,712,402
               884  Seaboard Corp.                                     1,065,220
                                                                 ---------------
                                                                       7,666,943
                                                                 ---------------
GAS UTILITIES - 0.5%
             9,201  NICOR Inc.                                           393,435
           112,122  UGI Corp.                                          2,741,383
                                                                 ---------------
                                                                       3,134,818
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
            75,568  Becton Dickinson & Co.                             5,340,391
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.2%
            10,305  Aetna Inc.                                           407,563
            15,110  AmerisourceBergen Corp.                              682,972
            69,452  Humana Inc.(1)                                     4,590,083
           147,039  McKesson Corp.                                     7,751,896
             5,551  Molina Healthcare Inc.(1)                            196,283
                                                                 ---------------
                                                                      13,628,797
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
            54,798  Darden Restaurants, Inc.                           2,327,271
           101,841  McDonald's Corporation                             3,984,020
                                                                 ---------------
                                                                       6,311,291
                                                                 ---------------
HOUSEHOLD DURABLES - 1.6%
            18,596  Brookfield Homes Corp.                               523,663
            40,926  Lennar Corp.                                       1,851,902

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           119,256  Newell Rubbermaid Inc.                             3,377,330
             1,852  NVR, Inc.(1)                                         990,820
           152,989  Tupperware Brands Corp.                            2,977,166
                                                                 ---------------
                                                                       9,720,881
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.0%
           189,570  Kimberly-Clark Corp.                              12,390,295
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
            13,695  TXU Corp.                                            856,211
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
           100,078  Tyco International Ltd.                            2,801,183
                                                                 ---------------
INSURANCE - 4.1%
           194,594  Ace, Ltd.                                         10,650,130
            16,482  American Financial Group, Inc.                       773,500
             9,074  Arch Capital Group Ltd.(1)                           576,108
            45,353  Chubb Corp.                                        2,356,542
            79,387  First American
                    Financial Corp. (The)                              3,361,246
            64,799  LandAmerica Financial Group Inc.                   4,263,126
            74,532  Zenith National Insurance Corp.                    2,973,081
                                                                 ---------------
                                                                      24,953,733
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.3%
           133,552  Expedia Inc.(1)                                    2,094,095
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.1%
           492,705  EarthLink Inc.(1)                                  3,581,965
            67,261  RealNetworks Inc.(1)                                 713,639
           205,516  United Online, Inc.                                2,503,185
                                                                 ---------------
                                                                       6,798,789
                                                                 ---------------
IT SERVICES - 6.1%
           149,261  Accenture Ltd. Cl A                                4,733,066
            65,010  Acxiom Corp.                                       1,603,147
            49,026  Computer Sciences Corp.(1)                         2,408,157
           351,791  International Business
                    Machines Corp.                                    28,825,755
                                                                 ---------------
                                                                      37,570,125
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
           100,072  Mattel, Inc.                                       1,971,418
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.9%
           163,766  Applera Corporation - Applied
                    Biosystems Group                                   5,422,292
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MACHINERY - 2.4%
           123,127  Cummins Inc.                                      14,680,432
                                                                 ---------------
MEDIA - 0.9%
            86,798  CBS Corp. Cl B                                     2,445,100
            20,485  Regal Entertainment Group                            406,013
            69,458  The Walt Disney Co.                                2,146,947
            15,919  Time Warner Inc.                                     290,203
                                                                 ---------------
                                                                       5,288,263
                                                                 ---------------
METALS & MINING - 2.0%
             1,688  Chaparral Steel Co.(1)                                57,493
            46,754  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    2,490,118
            67,539  Nucor Corp.                                        3,342,505
            33,371  Quanex Corporation                                 1,012,810
            35,604  Steel Dynamics Inc.                                1,796,222
            64,744  United States Steel Corp.                          3,734,434
                                                                 ---------------
                                                                      12,433,582
                                                                 ---------------
MULTI-UTILITIES - 0.4%
            19,571  PG&E Corp.                                           815,132
            71,373  Vectren Corp.                                      1,916,365
                                                                 ---------------
                                                                       2,731,497
                                                                 ---------------
MULTILINE RETAIL - 0.3%
            45,886  Federated Department Stores, Inc.                  1,982,734
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.5%
           251,395  Chevron Corp.                                     16,305,480
           184,138  ConocoPhillips                                    10,961,735
           469,226  Exxon Mobil Corp.                                 31,485,064
            54,364  Marathon Oil Corp.                                 4,180,592
            86,400  Occidental Petroleum Corp.                         4,156,704
            82,795  Sunoco, Inc.                                       5,149,021
            23,074  Tesoro Corporation                                 1,337,831
            45,821  Valero Energy Corp.                                2,358,407
                                                                 ---------------
                                                                      75,934,834
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
            35,373  Louisiana-Pacific Corp.                              663,951
                                                                 ---------------
PHARMACEUTICALS - 7.8%
            45,719  Biovail Corp.                                        696,758
           142,834  Johnson & Johnson                                  9,275,640
           152,326  King Pharmaceuticals, Inc.(1)                      2,594,112
           395,288  Merck & Co., Inc.                                 16,562,567
           611,326  Pfizer Inc.                                       17,337,205

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            60,439  ViroPharma Inc.(1)                                   735,543
                                                                 ---------------
                                                                      47,201,825
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.6%
           204,351  CBL & Associates Properties, Inc.                  8,564,350
           201,401  HRPT Properties Trust                              2,406,742
           119,735  iStar Financial Inc.                               4,992,950
             9,167  Longview Fibre Co.                                   186,273
                                                                 ---------------
                                                                      16,150,315
                                                                 ---------------
ROAD & RAIL - 0.8%
            23,557  Burlington Northern
                    Santa Fe Corp.                                     1,730,026
            26,262  CSX Corporation                                      862,181
            23,213  Norfolk Southern Corp.                             1,022,533
            16,032  Union Pacific Corp.                                1,410,816
                                                                 ---------------
                                                                       5,025,556
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.4%
           124,700  Freescale Semiconductor Inc.
                    Cl B(1)                                            4,739,847
            83,899  National Semiconductor Corp.                       1,974,143
           120,538  OmniVision Technologies, Inc.(1)                   1,720,077
             5,806  Texas Instruments Inc.                               193,050
                                                                 ---------------
                                                                       8,627,117
                                                                 ---------------
SOFTWARE - 1.7%
             2,853  BMC Software Inc.(1)                                  77,659
           360,719  Microsoft Corporation                              9,858,450
            22,851  Sybase, Inc.(1)                                      553,908
                                                                 ---------------
                                                                      10,490,017
                                                                 ---------------
SPECIALTY RETAIL - 1.6%
            73,124  AutoNation, Inc.(1)                                1,528,292
           134,193  Barnes & Noble Inc.                                5,091,282
            46,866  Group 1 Automotive, Inc.                           2,338,613
            39,153  Payless ShoeSource, Inc.(1)                          974,910
                                                                 ---------------
                                                                       9,933,097
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
            17,578  Brown Shoe Company, Inc.                             629,996
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.6%
           100,186  Corus Bankshares Inc.                              2,240,159
            36,932  Countrywide Financial Corporation                  1,294,097
             2,652  FirstFed Financial Corp.(1)                          150,421
           173,616  IndyMac Bancorp, Inc.                              7,146,035
           392,631  Washington Mutual, Inc.                           17,067,670
                                                                 ---------------
                                                                      27,898,382
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
TOBACCO - 0.2%
            24,969  Loews Corp. - Carolina Group                       1,383,033
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.7%
           262,987  Sprint Nextel Corp.                                4,510,227
                                                                 ---------------
TOTAL COMMON STOCKS                                                  609,298,041
(Cost $523,024,911)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $1,530,293), in a joint trading
account at 4.95%, dated 9/29/06,
due 10/2/06 (Delivery value $1,500,619)                                1,500,000
                                                                 ---------------
(Cost $1,500,000)

TOTAL INVESTMENT SECURITIES - 99.9%                                  610,798,041
                                                                 ---------------
(Cost $524,524,911)

OTHER ASSETS AND LIABILITIES - 0.1%                                      494,590
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 611,292,631
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 529,958,986
                                                                 ===============
Gross tax appreciation of investments                             $  90,779,338
Gross tax depreciation of investments                                (9,940,283)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  80,839,055
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INTERNATIONAL FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.2%
AUSTRALIA - 3.7%
           536,999  BHP Billiton Ltd.(1)                          $   10,263,281
            40,510  CSL Ltd.                                           1,632,155
           269,550  National Australia Bank Ltd.                       7,376,826
           312,750  QBE Insurance Group Limited                        5,713,833
           114,690  Rio Tinto Ltd.(1)                                  5,995,256
                                                                 ---------------
                                                                      30,981,351
                                                                 ---------------
AUSTRIA - 0.5%
            71,808  Erste Bank der Oesterreichischen
                    Sparkassen AG                                      4,471,561
                                                                 ---------------
BELGIUM - 0.8%
            62,330  KBC Groupe                                         6,565,104
                                                                 ---------------
BRAZIL - 1.1%
           113,540  Petroleo Brasileiro SA ADR                         9,518,058
                                                                 ---------------
CANADA - 0.4%
            49,290  Suncor Energy Inc.                                 3,536,022
                                                                 ---------------
CZECH REPUBLIC - 0.3%
            59,260  CEZ AS(2)                                          2,099,685
                                                                 ---------------
FINLAND - 1.3%
           123,930  Fortum Oyj                                         3,302,230
            98,620  Kone Oyj                                           4,784,112
            90,670  Neste Oil Oyj                                      2,635,622
                                                                 ---------------
                                                                      10,721,964
                                                                 ---------------
FRANCE - 10.8%
           103,980  Accor SA(1)                                        7,088,178
            87,750  Alstom RGPT(1)(2)                                  7,940,466
           297,895  AXA SA                                            10,986,579
            57,080  Essilor International SA Cie
                    Generale D'Optique                                 5,845,631
           103,430  Groupe Danone(1)                                  14,521,084
            61,630  PPR SA(1)                                          9,137,167
            75,780  Societe Generale(1)                               12,061,552
           201,830  Total SA(1)                                       13,246,494
           140,100  Veolia Environnement(1)                            8,459,432
                                                                 ---------------
                                                                      89,286,583
                                                                 ---------------
GERMANY - 7.4%
            43,880  Deutsche Boerse AG                                 6,600,186
            55,960  E.On AG                                            6,634,395
            88,021  Fresenius Medical Care AG                         11,435,647
           131,960  Hochtief AG                                        8,262,478

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           126,150  Hypo Real Estate Holding AG                        7,871,495
            65,040  Linde AG(1)                                        6,127,958
            78,580  MAN AG                                             6,651,247
            41,740  SAP AG                                             8,279,308
                                                                 ---------------
                                                                      61,862,714
                                                                 ---------------
GREECE - 2.3%
           350,860  Hellenic Telecommunications
                    Organization SA(2)                                 8,605,878
           246,830  National Bank of Greece SA                        10,624,650
                                                                 ---------------
                                                                      19,230,528
                                                                 ---------------
HONG KONG - 1.1%
           460,000  Esprit Holdings Limited                            4,195,157
         2,156,400  Li & Fung Ltd.                                     5,358,719
                                                                 ---------------
                                                                       9,553,876
                                                                 ---------------
INDIA - 1.4%
           116,000  Infosys Technologies Ltd.                          4,681,293
           309,300  Tata Consultancy Services Ltd.                     6,900,652
                                                                 ---------------
                                                                      11,581,945
                                                                 ---------------
IRELAND - 2.4%
           394,930  Anglo Irish Bank Corp. plc                         6,486,266
           402,460  Bank of Ireland                                    7,875,779
            92,260  Ryanair Holdings plc ADR(1)(2)                     5,839,135
                                                                 ---------------
                                                                      20,201,180
                                                                 ---------------
ITALY - 3.6%
           368,620  Banco Popolare di Verona e
                    Novara Scrl                                       10,186,875
           205,450  ENI SpA                                            6,089,333
           231,970  Luxottica Group SpA                                6,834,172
           314,189  Saipem SpA                                         6,829,779
                                                                 ---------------
                                                                      29,940,159
                                                                 ---------------
JAPAN - 17.9%
           904,000  Bank of Yokohama Ltd. (The)                        7,119,014
           137,700  Canon, Inc.                                        7,182,624
           276,000  Daiei Inc. (The)(1)(2)                             4,884,542
           173,800  Daikin Industries Ltd.(1)                          5,150,938
           165,200  Hoya Corp.(1)                                      6,224,988
           285,200  JTEKT Corp.(1)                                     5,530,361
           107,500  Komatsu Ltd.(1)                                    1,856,980
           101,300  Konami Corp.                                       2,573,352
           199,000  Leopalace21 Corp.                                  7,262,713
           298,000  Matsushita Electric
                    Industrial Co., Ltd.                               6,308,480
           410,000  Matsushita Electric Works, Ltd.                    4,332,783

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           156,800  Mitsubishi Corp.                                   2,947,593
           739,000  Mitsubishi Electric Corp.                          6,226,385
               600  Mitsubishi UFJ Financial
                    Group, Inc.                                        7,722,594
           126,300  Murata Manufacturing Co. Ltd.(1)                   8,769,720
            98,000  NGK Insulators Ltd.(1)                             1,377,535
            51,480  ORIX Corp.                                        14,232,796
           131,200  Sega Sammy Holdings Inc.                           4,221,686
           700,000  Sekisui Chemical Co. Ltd.(1)                       5,903,722
           177,600  Seven & i Holdings Co. Ltd.                        5,714,721
           141,800  Shin-Etsu Chemical Co. Ltd.                        9,053,491
           245,000  Sumitomo Realty &
                    Development Co. Ltd.(1)                            7,198,865
           211,100  Toyota Motor Corp.(1)                             11,476,032
            51,880  Yamada Denki Co. Ltd.(1)                           5,201,399
                                                                 ---------------
                                                                     148,473,314
                                                                 ---------------
MEXICO - 1.3%
           282,970  America Movil SA de CV
                    Series L ADR                                      11,140,529
                                                                 ---------------
NETHERLANDS - 3.3%
           321,430  ING Groep N.V. CVA                                14,141,503
           192,010  Koninklijke Royal Philips
                    Electronics N.V.                                   6,738,107
           154,350  Royal Numico N.V.                                  6,949,281
                                                                 ---------------
                                                                      27,828,891
                                                                 ---------------
NORWAY - 2.2%
            41,959  Aker Kvaerner ASA                                  3,729,746
           233,380  Statoil ASA                                        5,517,152
           715,270  Telenor ASA                                        9,328,799
                                                                 ---------------
                                                                      18,575,697
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.8%
           909,500  China Merchants Bank Co.
                    Ltd. Cl H(2)                                       1,281,833
           782,000  China Mobile Hong Kong Ltd.                        5,525,739
                                                                 ---------------
                                                                       6,807,572
                                                                 ---------------
SINGAPORE - 0.6%
           565,000  Keppel Corp. Ltd.                                  5,265,909
                                                                 ---------------
SOUTH KOREA - 2.2%
            75,500  Hyundai Motor Company                              6,457,761
            17,150  Samsung Electronics                               12,024,921
                                                                 ---------------
                                                                      18,482,682
                                                                 ---------------
SPAIN - 1.7%
           422,227  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(1)                                   5,949,287

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           183,790  Inditex SA                                         8,568,450
                                                                 ---------------
                                                                      14,517,737
                                                                 ---------------
SWEDEN - 0.9%
            80,380  Svenska Handelsbanken AB Cl A                      2,172,403
         1,644,680  Telefonaktiebolaget LM
                    Ericsson Cl B(1)                                   5,702,198
                                                                 ---------------
                                                                       7,874,601
                                                                 ---------------
SWITZERLAND - 12.3%
           707,960  ABB Ltd.                                           9,314,518
           162,670  Adecco SA(1)                                       9,816,406
           184,510  Compagnie Financiere
                    Richemont AG Cl A                                  8,883,869
           157,570  Credit Suisse Group                                9,117,963
           103,230  Holcim Ltd.                                        8,438,060
            12,410  Nestle SA                                          4,327,569
           241,850  Novartis AG                                       14,120,651
            99,996  Roche Holding AG                                  17,291,158
            40,460  Syngenta AG                                        6,103,140
           232,532  UBS AG                                            13,911,377
                                                                 ---------------
                                                                     101,324,711
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 1.5%
         1,266,000  Acer Inc.                                          2,145,050
         1,706,400  Hon Hai Precision
                    Industry Co., Ltd.                                10,384,766
                                                                 ---------------
                                                                      12,529,816
                                                                 ---------------
TURKEY - 0.5%
         1,318,940  Turkiye Garanti Bankasi AS                         3,901,519
                                                                 ---------------
UNITED KINGDOM - 17.9%
           548,880  Amvescap plc                                       5,957,769
           765,380  Barclays plc                                       9,654,177
           715,360  BG Group plc                                       8,688,554
           636,500  BP plc                                             6,932,656
           226,400  British American Tobacco plc                       6,118,174
         1,096,950  BT Group plc                                       5,501,737
           582,860  Burberry Group plc                                 5,628,494
           890,980  Capita Group plc                                   9,129,149
         1,776,610  Carphone Warehouse Group plc                      10,215,561
           427,810  GlaxoSmithKline plc                               11,384,888
         1,145,140  Man Group plc                                      9,600,963
           614,570  Marks & Spencer Group plc                          7,389,630
           298,190  Pearson plc                                        4,243,952
           394,160  Prudential plc                                     4,894,313
           341,592  Reckitt Benckiser plc                             14,153,490
           501,740  Reuters Group plc                                  4,079,874

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           278,270  Royal Bank of Scotland Group plc                   9,576,931
           219,580  SABMiller plc                                      4,101,111
         1,678,330  Tesco plc                                         11,307,279
                                                                 ---------------
                                                                     148,558,702
                                                                 ---------------
TOTAL COMMON STOCKS                                                  834,832,410
(Cost $654,512,961)                                              ---------------

PREFERRED STOCKS(3)
BRAZIL
            10,000  Banco Itau Holding Financeira SA                     299,931
                                                                 ---------------
(Cost $297,307)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 12.0%
REPURCHASE AGREEMENTS
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.37%, dated 9/29/06,
due 10/2/06 (Delivery value $50,022,375)                              50,000,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.375%, dated 9/29/06, due 10/2/06
(Delivery value $50,389,089)                                          50,366,529
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                               100,366,529
(Cost $100,366,529)                                              ---------------

TOTAL INVESTMENT SECURITIES - 112.2%                                 935,498,870
                                                                 ---------------
(Cost $755,176,797)

OTHER ASSETS AND LIABILITIES - (12.2)%                             (101,847,047)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  833,651,823
                                                                 ===============

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                              27.0%
Consumer Discretionary                                  15.9%
Industrials                                             12.0%
Information Technology                                   9.0%
Consumer Staples                                         8.1%
Energy                                                   8.0%
Health Care                                              7.4%
Materials                                                5.5%
Telecommunication Services                               4.8%
Utilities                                                2.5%
Cash and cash equivalents(+)                           (0.2)%

(+) Includes collateral for securities lending and other assets and liabilities

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
(1) Security, or a portion thereof, was on loan as of September 30, 2006. The aggregate value of securities on loan at September 30, 2006, was
    $95,718,769.
(2) Non-income producing.
(3) Category is less than 0.05% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $756,972,534
                                                                 ===============
Gross tax appreciation of investments                              $186,233,683
Gross tax depreciation of investments                                (7,707,347)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $178,526,336
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP LARGE COMPANY VALUE FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.9%
AEROSPACE & DEFENSE - 0.8%
               510  Northrop Grumman Corp.                         $      34,716
                                                                 ---------------
AUTO COMPONENTS - 0.2%
               360  Lear Corporation                                       7,452
                                                                 ---------------
BEVERAGES - 1.8%
               960  Coca-Cola Company (The)                               42,893
               890  Pepsi Bottling Group Inc.                             31,595
                                                                 ---------------
                                                                          74,488
                                                                 ---------------
CAPITAL MARKETS - 3.9%
             1,080  Bank of New York Co., Inc. (The)                      38,081
               790  Merrill Lynch & Co., Inc.                             61,794
               870  Morgan Stanley                                        63,431
                                                                 ---------------
                                                                         163,306
                                                                 ---------------
CHEMICALS - 2.0%
               860  du Pont (E.I.) de Nemours & Co.                       36,842
               700  PPG Industries, Inc.                                  46,956
                                                                 ---------------
                                                                          83,798
                                                                 ---------------
COMMERCIAL BANKS - 6.4%
               610  National City Corp.                                   22,326
               390  PNC Financial Services Group                          28,252
             1,740  U.S. Bancorp                                          57,803
             1,210  Wachovia Corp.                                        67,518
             2,430  Wells Fargo & Co.                                     87,917
                                                                 ---------------
                                                                         263,816
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
               670  R.R. Donnelley & Sons Company                         22,083
               630  Waste Management, Inc.                                23,109
                                                                 ---------------
                                                                          45,192
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
             1,550  Hewlett-Packard Co.                                   56,870
                                                                 ---------------
DIVERSIFIED - 1.2%
               380  Standard and Poor's 500
                    Depositary Receipt                                    50,741
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.4%
               780  H & R Block, Inc.                                     16,957
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.5%
             2,670  Bank of America Corp.                                143,032
             3,870  Citigroup Inc.                                       192,222
             2,140  J.P. Morgan Chase & Co.                              100,494
                                                                 ---------------
                                                                         435,748
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.6%
             2,420  AT&T Inc.                                             78,795
             1,230  BellSouth Corp.                                       52,583
             1,580  Verizon Communications Inc.                           58,665
                                                                 ---------------
                                                                         190,043
                                                                 ---------------
ELECTRIC UTILITIES - 2.6%
               980  Exelon Corporation                                    59,329
             1,420  PPL Corporation                                       46,718
                                                                 ---------------
                                                                         106,047
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.1%
             1,940  Kroger Co. (The)                                      44,892
               820  Wal-Mart Stores, Inc.                                 40,442
                                                                 ---------------
                                                                          85,334
                                                                 ---------------
FOOD PRODUCTS - 1.5%
             1,140  Sara Lee Corp.                                        18,320
             1,860  Unilever N.V. New York Shares                         45,644
                                                                 ---------------
                                                                          63,964
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.2%
               190  HCA Inc.                                               9,479
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
             1,260  McDonald's Corporation                                49,291
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
               960  Newell Rubbermaid Inc.                                27,187
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.5%
             1,570  General Electric Co.                                  55,421
             1,740  Tyco International Ltd.                               48,703
                                                                 ---------------
                                                                         104,124
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INSURANCE - 6.4%
               930  Allstate Corp.                                        58,339
             1,050  American International Group, Inc.                    69,572
               550  Hartford Financial Services
                    Group Inc. (The)                                      47,713
               920  Loews Corp.                                           34,868
               880  Marsh & McLennan
                    Companies, Inc.                                       24,772
               480  Torchmark Corp.                                       30,293
                                                                 ---------------
                                                                         265,557
                                                                 ---------------
IT SERVICES - 1.8%
               500  Fiserv, Inc.(1)                                       23,545
               620  International Business
                    Machines Corp.                                        50,803
                                                                 ---------------
                                                                          74,348
                                                                 ---------------
MACHINERY - 2.8%
               330  Deere & Co.                                           27,690
               600  Dover Corp.                                           28,464
               870  Ingersoll-Rand Company Cl A                           33,043
               360  Parker-Hannifin Corp.                                 27,983
                                                                 ---------------
                                                                         117,180
                                                                 ---------------
MEDIA - 3.5%
               860  Gannett Co., Inc.                                     48,874
             4,000  Time Warner Inc.                                      72,920
               640  Viacom Inc. Cl B                                      23,795
                                                                 ---------------
                                                                         145,589
                                                                 ---------------
METALS & MINING - 0.4%
               330  Nucor Corp.                                           16,332
                                                                 ---------------
MULTI-UTILITIES - 0.5%
               910  NiSource Inc.                                         19,783
                                                                 ---------------
MULTILINE RETAIL - 0.6%
             1,720  Dollar General Corp.                                  23,444
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
             1,720  Xerox Corp.(1)                                        26,763
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.5%
               300  Anadarko Petroleum Corp.                              13,149
             1,830  Chevron Corp.                                        118,694
             1,260  ConocoPhillips                                        75,008
               200  Devon Energy Corporation                              12,630
             2,800  Exxon Mobil Corp.                                    187,879

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             1,650  Royal Dutch Shell plc ADR                            109,065
                                                                 ---------------
                                                                         516,425
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.2%
               800  Weyerhaeuser Co.                                      49,224
                                                                 ---------------
PHARMACEUTICALS - 7.0%
             1,200  Abbott Laboratories                                   58,272
               920  Johnson & Johnson                                     59,745
               710  Merck & Co., Inc.                                     29,749
             2,970  Pfizer Inc.                                           84,229
             1,140  Wyeth                                                 57,958
                                                                 ---------------
                                                                         289,953
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.7%
             1,490  Intel Corp.                                           30,649
                                                                 ---------------
SOFTWARE - 2.3%
             2,550  Microsoft Corporation                                 69,692
             1,550  Oracle Corp.(1)                                       27,497
                                                                 ---------------
                                                                          97,189
                                                                 ---------------
SPECIALTY RETAIL - 1.2%
             1,310  Gap, Inc. (The)                                       24,825
               710  Home Depot, Inc. (The)                                25,751
                                                                 ---------------
                                                                          50,576
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
               760  Liz Claiborne, Inc.                                   30,028
               380  VF Corp.                                              27,721
                                                                 ---------------
                                                                          57,749
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.7%
             1,840  Freddie Mac                                          122,047
               340  MGIC Investment Corp.                                 20,390
             1,200  Washington Mutual, Inc.                               52,164
                                                                 ---------------
                                                                         194,601
                                                                 ---------------
TOBACCO - 1.4%
               740  Altria Group Inc.                                     56,647
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.8%
             1,990  Sprint Nextel Corp.                                   34,129
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                    3,934,691
(Cost $3,536,761)                                                ---------------

TEMPORARY CASH INVESTMENTS - 4.8%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $204,039), in a joint trading account
at 4.95%, dated 9/29/06, due 10/2/06
(Delivery value $200,083)                                                200,000
                                                                 ---------------
(Cost $200,000)

TOTAL INVESTMENT SECURITIES - 99.7%                                    4,134,691
                                                                 ---------------
(Cost $3,736,761)

OTHER ASSETS AND LIABILITIES - 0.3%                                       13,217
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   4,147,908
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 3,747,595
                                                                 ===============
Gross tax appreciation of investments                               $   419,275
Gross tax depreciation of investments                                   (32,179)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   387,096
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP MID CAP VALUE FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 93.5%
AEROSPACE & DEFENSE - 1.2%
             4,618  Honeywell International Inc.                   $     188,878
             1,235  Northrop Grumman Corp.                                84,066
                                                                 ---------------
                                                                         272,944
                                                                 ---------------
AUTOMOBILES - 0.2%
             1,146  Winnebago Industries                                  35,961
                                                                 ---------------
BEVERAGES - 2.4%
             5,570  Anheuser-Busch Companies, Inc.                       264,631
            13,327  Coca-Cola Enterprises Inc.                           277,601
                                                                 ---------------
                                                                         542,232
                                                                 ---------------
BUILDING PRODUCTS - 0.9%
             7,479  Masco Corp.                                          205,074
                                                                 ---------------
CAPITAL MARKETS - 0.1%
               422  Nuveen Investments Inc. Cl A                          21,619
                                                                 ---------------
CHEMICALS - 5.8%
             1,423  Air Products & Chemicals, Inc.                        94,445
             4,476  du Pont (E.I.) de Nemours & Co.                      191,752
             2,069  Ferro Corp.                                           36,787
            10,351  International Flavors &
                    Fragrances Inc.                                      409,278
             7,661  Minerals Technologies Inc.                           409,097
             4,442  Nalco Holding Co.(1)                                  82,266
             5,386  Olin Corp.                                            82,729
                                                                 ---------------
                                                                       1,306,354
                                                                 ---------------
COMMERCIAL BANKS - 6.3%
             4,352  BB&T Corporation                                     190,531
            13,012  Fifth Third Bancorp                                  495,497
             3,234  South Financial Group Inc. (The)                      84,181
             7,034  SunTrust Banks, Inc.                                 543,587
             1,048  Zions Bancorporation                                  83,641
                                                                 ---------------
                                                                       1,397,437
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.7%
            11,063  ARAMARK Corp. Cl B                                   363,529
             3,807  Pitney Bowes, Inc.                                   168,917
             7,574  Republic Services, Inc. Cl A                         304,551
                                                                 ---------------
                                                                         836,997
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.5%
             2,770  Diebold, Inc.                                        120,578
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 2.8%
             8,679  AptarGroup, Inc.                                     441,587
             5,822  Bemis Co., Inc.                                      191,311
                                                                 ---------------
                                                                         632,898
                                                                 ---------------
DISTRIBUTORS - 0.9%
             4,903  Genuine Parts Company                                211,466
                                                                 ---------------
DIVERSIFIED - 1.8%
             5,440  iShares S&P MidCap
                    400 Index Fund                                       409,795
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.1%
             5,658  Commonwealth Telephone
                    Enterprises, Inc.                                    233,279
            12,208  Iowa Telecommunications
                    Services Inc.                                        241,597
                                                                 ---------------
                                                                         474,876
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
             1,729  Empire District Electric Co.                          38,695
             6,268  Northeast Utilities                                  145,856
             3,468  Westar Energy Inc.                                    81,533
                                                                 ---------------
                                                                         266,084
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.9%
             6,041  Hubbell Inc. Cl A                                    269,429
             3,007  Hubbell Inc. Cl B                                    144,035
                                                                 ---------------
                                                                         413,464
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.7%
             8,525  CPI International Inc.(1)                            112,275
             3,782  Vishay Intertechnology, Inc.(1)                       53,099
                                                                 ---------------
                                                                         165,374
                                                                 ---------------
FOOD PRODUCTS - 6.5%
             6,938  ConAgra Foods, Inc.                                  169,842
            23,103  Diamond Foods Inc.                                   330,604
             3,842  General Mills, Inc.                                  217,457
            11,947  H.J. Heinz Co.                                       500,939
             9,648  Unilever N.V. New York Shares                        236,762
                                                                 ---------------
                                                                       1,455,604
                                                                 ---------------
GAS UTILITIES - 1.9%
             2,316  AGL Resources Inc.                                    84,534
            11,177  WGL Holdings Inc.                                    350,287
                                                                 ---------------
                                                                         434,821
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.7%
             9,848  Beckman Coulter, Inc.                                566,851
             6,548  National Dentex Corp.(1)                             128,668
             3,475  Steris Corp.                                          83,609
            32,727  Symmetry Medical Inc.(1)                             493,850
                                                                 ---------------
                                                                       1,272,978
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.9%
             5,480  Apria Healthcare Group Inc.(1)                       108,175
             9,176  HCA Inc.                                             457,791
             1,200  Universal Health Services, Inc.
                    Cl B                                                  71,916
                                                                 ---------------
                                                                         637,882
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.5%
             7,882  International Speedway Corp.                         392,838
             8,497  OSI Restaurant Partners, Inc.                        269,440
             9,560  Speedway Motorsports Inc.                            348,080
                                                                 ---------------
                                                                       1,010,358
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
               853  Hunter Douglas N.V. ORD                               59,824
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.0%
             2,305  Clorox Company                                       145,215
            11,411  Kimberly-Clark Corp.                                 745,823
                                                                 ---------------
                                                                         891,038
                                                                 ---------------
INSURANCE - 4.9%
             1,286  Allstate Corp.                                        80,671
             1,023  Ambac Financial Group, Inc.                           84,653
             3,093  Aspen Insurance Holdings Ltd.                         79,892
             2,471  Chubb Corp.                                          128,393
             2,398  Genworth Financial Inc. Cl A                          83,954
             1,443  Hartford Financial Services
                    Group Inc. (The)                                     125,180
             4,280  Horace Mann Educators Corp.                           82,304
            10,349  Marsh & McLennan
                    Companies, Inc.                                      291,325
            10,068  RAM Holdings Ltd.(1)                                 130,884
                                                                 ---------------
                                                                       1,087,256
                                                                 ---------------
IT SERVICES - 1.1%
               565  Accenture Ltd. Cl A                                   17,916
             1,641  DST Systems, Inc.(1)                                 101,200
            10,592  NCI Inc. Cl A(1)                                     126,999
                                                                 ---------------
                                                                         246,115
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 2.0%
             9,460  Arctic Cat Inc.                                      157,036

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            12,580  Hasbro, Inc.                                         286,195
                                                                 ---------------
                                                                         443,231
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
             2,744  PRA International(1)                                  73,237
                                                                 ---------------
MACHINERY - 0.4%
             2,275  Kaydon Corporation                                    84,221
                                                                 ---------------
MEDIA - 0.1%
               896  Dow Jones & Co., Inc.                                 30,052
                                                                 ---------------
METALS & MINING - 1.1%
             5,229  Compass Minerals
                    International Inc.                                   148,033
             2,516  Newmont Mining Corporation                           107,559
                                                                 ---------------
                                                                         255,592
                                                                 ---------------
MULTI-UTILITIES - 4.7%
             4,020  Ameren Corp.                                         212,216
             2,766  Consolidated Edison, Inc.                            127,789
             9,398  Puget Energy Inc.                                    213,617
             3,437  Wisconsin Energy Corp.                               148,272
            16,457  XCEL Energy Inc.                                     339,837
                                                                 ---------------
                                                                       1,041,731
                                                                 ---------------
MULTILINE RETAIL - 2.0%
            33,388  Dollar General Corp.                                 455,078
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.3%
            24,089  Equitable Resources Inc.                             842,633
             7,001  Murphy Oil Corp.                                     332,898
                                                                 ---------------
                                                                       1,175,531
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.5%
             9,760  MeadWestvaco Corp.                                   258,738
             1,261  Weyerhaeuser Co.                                      77,589
                                                                 ---------------
                                                                         336,327
                                                                 ---------------
PHARMACEUTICALS - 1.2%
            10,229  Watson Pharmaceuticals, Inc.(1)                      267,693
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.4%
             6,166  Annaly Capital Management Inc.                        81,021
             6,892  Education Realty Trust, Inc.                         101,726

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             3,416  Rayonier, Inc.                                       129,125
                                                                 ---------------
                                                                         311,872
                                                                 ---------------
ROAD & RAIL - 0.5%
             6,455  Heartland Express, Inc.                              101,214
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.2%
             5,642  Applied Materials, Inc.                              100,033
             1,666  KLA-Tencor Corp.                                      74,087
             7,619  Teradyne, Inc.(1)                                    100,266
                                                                 ---------------
                                                                         274,386
                                                                 ---------------
SOFTWARE - 0.6%
             6,395  Synopsys, Inc.(1)                                    126,109
                                                                 ---------------
SPECIALTY RETAIL - 0.6%
             4,217  Gap, Inc. (The)                                       79,912
             2,027  Lowe's Companies, Inc.                                56,878
                                                                 ---------------
                                                                         136,790
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
             2,098  Liz Claiborne, Inc.                                   82,892
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.2%
             4,693  Fannie Mae                                           262,386
             5,556  Freddie Mac                                          368,529
             6,564  MGIC Investment Corp.                                393,644
             5,660  Washington Federal, Inc.                             127,010
                                                                 ---------------
                                                                       1,151,569
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.7%
             2,195  Grainger (W.W.), Inc.                                147,109
                                                                 ---------------
TOTAL COMMON STOCKS                                                   20,903,663
(Cost $19,965,538)                                               ---------------

TEMPORARY CASH INVESTMENTS - 13.9%(2)
Repurchase Agreement, Credit Suisse First
Boston Corp., (collateralized by various
U.S. Treasury obligations, 4.79%, 12/21/06,
valued at $917,557), in a joint trading account
at 4.90%, dated 9/29/06, due 10/2/06
(Delivery value $900,368)                                                900,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 0.875%, 4/15/10,
valued at $1,122,215), in a joint trading account
at 4.95%, dated 9/29/06, due 10/2/06
(Delivery value $1,100,454)                                            1,100,000

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 5.25%-6.00%, 2/15/26-2/15/29,
valued at $1,121,545), in a joint trading account
at 4.90%, dated 9/29/06, due 10/2/06
(Delivery value $1,100,449)                                            1,100,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                       3,100,000
(Cost $3,100,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 107.4%                                  24,003,663
                                                                 ---------------
(Cost $23,065,538)

OTHER ASSETS AND LIABILITIES - (7.4)%(2)                             (1,660,316)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  22,343,347
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                      Settlement                            Unrealized
to Sell                           Date             Value             Gain (Loss)
--------------------------------------------------------------------------------
168,851  Euro for USD           10/31/06          $214,493              $338
                                                 ===============================
(Value on Settlement Date $214,831)

NOTES TO SCHEDULE OF INVESTMENTS
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Category includes amounts related to common stock securities purchased but not settled as of September 30, 2006.

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 23,428,158
                                                                 ===============
Gross tax appreciation of investments                              $    870,134
Gross tax depreciation of investments                                  (294,629)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    575,505
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP ULTRA(reg.sm) FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.5%
AEROSPACE & DEFENSE - 2.7%
            81,230  Boeing Co.                                     $   6,404,987
           122,840  United Technologies Corp.                          7,781,914
                                                                 ---------------
                                                                      14,186,901
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.7%
            62,346  C.H. Robinson Worldwide Inc.                       2,779,385
            56,327  FedEx Corporation                                  6,121,618
                                                                 ---------------
                                                                       8,901,003
                                                                 ---------------
AIRLINES - 0.8%
            93,210  US Airways Group Inc.(1)                           4,131,999
                                                                 ---------------
BEVERAGES - 1.7%
           137,780  PepsiCo, Inc.                                      8,991,523
                                                                 ---------------
BIOTECHNOLOGY - 2.5%
            75,557  Amgen Inc.(1)                                      5,404,592
            96,836  Genentech, Inc.(1)                                 8,008,337
                                                                 ---------------
                                                                      13,412,929
                                                                 ---------------
CAPITAL MARKETS - 5.2%
            46,042  Goldman Sachs Group, Inc. (The)                    7,788,925
           106,990  Morgan Stanley                                     7,800,641
           202,834  T. Rowe Price Group Inc.                           9,705,607
           113,136  TD Ameritrade Holding Corp.                        2,132,614
                                                                 ---------------
                                                                      27,427,787
                                                                 ---------------
CHEMICALS - 3.4%
           103,290  Ecolab Inc.                                        4,422,878
           286,470  Monsanto Co.                                      13,466,955
                                                                 ---------------
                                                                      17,889,833
                                                                 ---------------
COMMERCIAL BANKS - 2.2%
           315,814  Wells Fargo & Co.                                 11,426,151
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 6.3%
           671,334  Cisco Systems Inc.(1)                             15,440,681
           388,820  Motorola, Inc.                                     9,720,500
           215,736  QUALCOMM Inc.                                      7,842,004
                                                                 ---------------
                                                                      33,003,185
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.9%
           128,930  Apple Computer, Inc.(1)                            9,931,478
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 2.2%
           227,840  SLM Corporation                                   11,843,123
                                                                 ---------------
DIVERSIFIED - 1.4%
            37,120  iShares FTSE/Xinhua China 25
                    Index Fund(1)                                      3,012,288
            33,350  Standard and Poor's 500
                    Depositary Receipt                                 4,453,226
                                                                 ---------------
                                                                       7,465,514
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.1%
           121,188  Apollo Group Inc. Cl A(1)                          5,967,297
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.6%
            11,260  Chicago Mercantile Exchange
                    Holdings Inc.                                      5,385,095
           125,336  Moody's Corp.                                      8,194,468
                                                                 ---------------
                                                                      13,579,563
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.8%
            70,860  Schlumberger Ltd.                                  4,395,446
                                                                 ---------------
FOOD & STAPLES RETAILING - 5.2%
            74,850  Costco Wholesale Corporation                       3,718,548
            96,380  Safeway Inc.                                       2,925,133
           811,330  Wal-Mart de Mexico SA de CV,
                    Series V ORD(1)                                    2,763,672
           139,639  Wal-Mart Stores, Inc.                              6,886,995
           246,132  Walgreen Co.                                      10,925,800
                                                                 ---------------
                                                                      27,220,148
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
           178,970  Baxter International, Inc.                         8,135,976
           180,910  Stryker Corp.                                      8,971,327
            74,482  Varian Medical Systems, Inc.(1)                    3,976,594
            38,325  Zimmer Holdings Inc.(1)                            2,586,938
                                                                 ---------------
                                                                      23,670,835
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.3%
            67,780  Caremark Rx Inc.                                   3,841,093
           105,280  Express Scripts, Inc.(1)                           7,947,587
            82,890  Quest Diagnostics Inc.                             5,069,552
           339,554  UnitedHealth Group Incorporated                   16,706,056
                                                                 ---------------
                                                                      33,564,288
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.4%
            85,999  Carnival Corporation                               4,044,533
            13,734  Chipotle Mexican Grill Inc. Cl A(1)                  682,168
           339,371  International Game Technology                     14,083,896

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           129,554  Starbucks Corporation(1)                           4,411,314
                                                                 ---------------
                                                                      23,221,911
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.5%
           124,040  Procter & Gamble Co. (The)                         7,687,999
                                                                 ---------------
INSURANCE - 3.9%
           145,729  Aflac Inc.                                         6,668,559
            90,636  Ambac Financial Group, Inc.                        7,500,129
             2,030  Berkshire Hathaway Inc. Cl B(1)                    6,443,220
                                                                 ---------------
                                                                      20,611,908
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.4%
            85,350  Digital River Inc.(1)                              4,363,092
            91,788  eBay Inc.(1)                                       2,603,108
            33,420  Google Inc. Cl A(1)                               13,431,498
           100,290  Yahoo! Inc.(1)                                     2,535,331
                                                                 ---------------
                                                                      22,933,029
                                                                 ---------------
IT SERVICES - 4.1%
            90,891  Accenture Ltd. Cl A                                2,882,154
           238,650  First Data Corp.                                  10,023,300
           236,592  Paychex, Inc.                                      8,718,415
                                                                 ---------------
                                                                      21,623,869
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.3%
           151,580  Fisher Scientific International(1)                11,859,619
                                                                 ---------------
MACHINERY - 1.8%
           135,940  Danaher Corp.                                      9,335,000
                                                                 ---------------
METALS & MINING - 0.4%
            49,090  Rio Tinto plc ORD                                  2,321,542
                                                                 ---------------
MULTILINE RETAIL - 2.6%
           124,360  Kohl's Corp.(1)                                    8,073,451
           103,304  Target Corp.                                       5,707,546
                                                                 ---------------
                                                                      13,780,997
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.3%
           107,960  EnCana Corp.                                       5,040,652
            78,140  Exxon Mobil Corp.                                  5,243,194
            98,600  Suncor Energy Inc.                                 7,104,130
                                                                 ---------------
                                                                      17,387,976
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.0%
           158,950  Abbott Laboratories                                7,718,612
           230,204  Teva Pharmaceutical
                    Industries Ltd. ADR                                7,847,654
                                                                 ---------------
                                                                      15,566,266
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.8%
           199,670  ASML Holding N.V.(1)                               4,669,588
           114,070  ASML Holding N.V.
                    New York Shares(1)                                 2,655,550
           227,011  Microchip Technology Inc.                          7,359,697
                                                                 ---------------
                                                                      14,684,835
                                                                 ---------------
SOFTWARE - 4.5%
           205,390  Adobe Systems Inc.(1)                              7,691,856
           285,398  Electronic Arts Inc.(1)                           15,890,960
                                                                 ---------------
                                                                      23,582,816
                                                                 ---------------
SPECIALTY RETAIL - 3.8%
           135,418  Bed Bath & Beyond Inc.(1)                          5,181,093
           219,110  CarMax, Inc.(1)                                    9,139,077
            89,494  Lowe's Companies, Inc.                             2,511,202
           113,565  PETsMART, Inc.                                     3,151,429
                                                                 ---------------
                                                                      19,982,801
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.2%
           214,610  America Movil SA de CV
                    Series L ADR                                       8,449,195
            56,180  Rogers Communications Inc.
                    Cl B ORD                                           3,075,878
                                                                 ---------------
                                                                      11,525,073
                                                                 ---------------
TOTAL COMMON STOCKS                                                  513,114,644
(Cost $466,367,388)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.7%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.625%, 8/31/11,
valued at $14,356,057), in a joint trading
account at 4.95%, dated 9/29/06,
due 10/2/2006 (Delivery Value $14,105,816)                            14,100,000
                                                                 ---------------
(Cost $14,100,000)

TOTAL INVESTMENT SECURITIES - 100.2%                                 527,214,644
                                                                 ---------------
(Cost $480,467,388)

OTHER ASSETS AND LIABILITIES - (0.2)%                                  (827,578)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 526,387,066
                                                                 ===============

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts                     Settlement                             Unrealized
to Sell                          Date            Value               Gain(Loss)
--------------------------------------------------------------------------------
 1,674,164  CAD for USD        10/31/06        $1,498,985             $   3,356
 1,815,998  Euro for USD       10/31/06         2,306,880                 3,632
   597,425  GBP for USD        10/31/06         1,118,480                 8,885
15,354,420  MXN for USD        10/31/06         1,396,403                (5,440)
                                              ----------------------------------
                                               $6,320,748              $ 10,433
                                              ==================================
(Value on Settlement Date $6,331,181)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
GBP = British Pound
MXN = Mexican Nuevo Peso
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 488,646,658
                                                                 ===============
Gross tax appreciation of investments                             $  42,220,197
Gross tax depreciation of investments                                (3,652,211)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  38,567,986
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:    /s/ William M. Lyons
       ----------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  November 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------
       Name:    William M. Lyons
       Title:   President
                (principal executive officer)

Date:  November 28, 2006

By:    /s/ Robert J. Leach
       -------------------------------------
       Name:    Robert J. Leach
       Title:   Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:  November 28, 2006